UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21411

Eaton Vance Senior Floating-Rate Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Item 1. Reports to Stockholders

Semiannual Report April 30, 2008

EATON VANCE
SENIOR
FLOATING-RATE
TRUST

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

INVESTMENT UPDATE

Scott H. Page, CFA
Co-Portfolio Manager

Peter M. Campo, CFA
Co-Portfolio Manager

Economic and Market Conditions

•             The price dislocation in credit markets that began in the second half of 2007 worsened during the first quarter of 2008. What began as a reaction to the unrelated but growing subprime mortgage problem, grew into a substantial market-wide sell-off that affected not just the loan market but other fixed income and equity asset classes as well. This turmoil led to the collapse of Bear Stearns, and the Federal Reserve’s unprecedented action to provide liquidity to the broader market to avert a possible risk of financial market collapse. The impact on the bank loan asset class was significant and unprecedented. Average loan prices, which had fallen about 4-5% by December 2007, declined a further 7-8% by mid-February before recovering somewhat by the end of that month. Along with the tentative return of market confidence, loan prices have been rising steadily since mid-March 2008 and, as of April 30, 2008, were up approximately 4-5% from their mid-February bottom. Management is cautiously optimistic that the worst is behind us.

•             Notwithstanding the market turmoil, management believes that the bank loan asset class fundamentals remain relatively benign. Default rates in the market place have increased to 1%, but remain well below historical averages of 3%. According to S&P’s Leveraged Commentary & Data, the market expectations are for default rates to reach 5% in 2008 and 2009. While default risks have certainly increased in the past several months due to the weakening economy, management believes they are contained and are already priced into the asset class. Actual realized credit losses from defaulted loans during the six months ended April 30, 2008 were minimal.

Craig P. Russ
Co-Portfolio Manager

Management Discussion

•             The Trust’s investment objective is to seek to provide a high level of current income. As a secondary objective, it may also seek preservation of capital to the extent consistent with its primary goal of high current income. Under normal market conditions, the Trust invests at least 80% of its total assets in senior, secured floating-rate loans (“senior loans”). In managing the Trust, the investment adviser seeks to invest in a portfolio of senior loans that will be less volatile over time than the general loan market. The Trust may also invest in second lien loans and high yield bonds, and, as discussed on the next page, may employ leverage, which may increase risk.

•             The Trust’s investments included senior loans to 450 borrowers spanning 39 industries on April 30, 2008, with an average loan size of 0.20% of total investments, and no industry constituting more than 9% of total investments. Health care, business equipment and services, cable and satellite television, publishing, and chemicals and plastics were the top industry weightings.

•             The Trust continues to have less than 1% exposure to home builders. The Trust did not have any exposure to subprime or prime mortgage lenders during the six-month period ended April 30, 2008.

•             The Trust’s net asset value declined in November 2007 through February 2008, as the dimensions of the credit crises widened, before rebounding in March and April 2008 reflecting conditions in the broader market. The Trust underperformed its benchmark during the period primarily due to the use of

Eaton Vance Senior Floating-Rate Trust

Total Return Performance 10/31/07 – 4/30/08

NYSE Symbol		EFR

At Market(1)		-3.35%
At Net Asset Value(1)		-6.74%
S&P/LSTA Leveraged Loan Index(2)		-3.31%
Total Distributions per share		$0.686
Distribution Rate(3)	At Market	7.54%
	At NAV	7.11%

Please refer to page 3 for additional performance information.

(1)                 Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

(2)                 It is not possible to invest directly in an Index. The Index’s total return reflects changes in value of the loans constituting the Index and accrual of interest and does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the loans represented in the Index. Unlike the Trust, the Index’s return does not reflect the effect of leverage.

(3)                 The Distribution Rate is based on the Trust’s most recent monthly distribution per share (annualized) divided by the Trust’s NAV or market price at the end of the period. The Trust’s monthly distributions may be comprised of ordinary income, net realized capital gains and return of capital.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. Absent an expense waiver by the investment adviser, returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Trust shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

leverage. Unlike the Trust, the Index’s return does not reflect the effect of leverage.

•             As of April 30, 2008, the Trust had leverage in the amount of approximately 42.5% of the Trust’s total assets. The Trust employs leverage though the issuance of Auction Preferred Shares (“APS”).(1) Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). The cost of the Trust’s APS rises and falls with changes in short-term interest rates. Such increases/ decreases in cost of the Trust’s APS may be offset by increased/decreased income from the Trust’s senior loan investments.

•             As has been widely reported since mid-February 2008, the normal functioning of the auction market in the U.S. for certain types of “auction rate securities” has been disrupted by an imbalance between buy and sell orders. Consistent with patterns in the broader market for auction rate securities, the Trust has, since mid-February, experienced unsuccessful APS auctions. In the event of an unsuccessful auction, the affected APS shares remain outstanding, and the dividend rate reverts to the specified maximum payable rate.

•             As of May 7, 2008, the Trust redeemed two-thirds of its outstanding APS, representing 10,508 shares and $262,700,000 in liquidation preferences, through debt financing. The Trust was not required to sell portfolio holdings, and the cost to the Trust of the new debt leverage is expected, over time, to be lower than the total cost of the APS based on the maximum applicable dividend rates that apply when auctions do not clear.

•             Effective January 30, 2008. Peter M. Campo assumed co-portfolio management responsibilities for Eaton Vance Senior Floating-Rate Trust. Mr. Campo joined Eaton Vance in 2003 as an analyst in the bank loan group, and has been a Vice President since 2005. Previously, Mr. Campo worked as a bank loan analyst at CypressTree Investment Management.

(1)                 In the event of a rise in long-term interest rates, the value of the Trust’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares.

Portfolio Composition

Top Ten Holdings(2)

By total investments

Sungard Data Systems, Inc.	1.3%
Charter Communications Operating, Inc.	1.2
Univision Communications, Inc.	1.1
WMG Acquisition Corp.	1.1
Idearc, Inc.	0.9
UPC Broadband Holding B.V.	0.9
Georgia-Pacific Corp.	0.9
HCA, Inc.	0.8
Community Health Systems, Inc.	0.8
Nielson Finance, LLC	0.8

(2)                    Reflects the Trust’s investments as of 4/30/08. Holdings are shown as a percentage of the Trust’s total investments.

Top Five Industries(3)

By total investments

Health Care	9.0%
Business Equipment and Services	6.8
Cable and Satellite Television	6.7
Publishing	6.6
Chemicals and Plastics	6.2

(3)                    Reflects the Trust’s investments as of 4/30/08. Industries are shown as a percentage of the Trust’s total investments.

Credit Quality Ratings for Total Loan Investments(4)

By total loan investments

Baa	0.8%
Ba	51.3
B	31.0
Caa	3.0
Non-Rated(5)	13.9

(4)                  Credit Quality ratings are those provided by Moody’s Investor Services, Inc., a nationally recognized bond rating service. Reflects the Trust’s total loan investments as of 4/30/08.

(5)                  Certain loans in which the Trust invests are not rated by a rating agency. In management’s opinion, such securities are comparable to securities rated by a rating agency in the categories listed above.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and Eaton Vance disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Eaton Vance fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of current or future investments and may change due to active management.

Eaton Vance Senior Floating-Rate Trust a s of April 30, 2008

FUND PERFORMANCE

Trust Performance(1)

New York Stock Exchange Symbol	EFR

Average Annual Total Return (by share price, NYSE)
Six Months	-3.35%
One Year	-14.72
Life of Trust (11/28/03)	1.96

Average Annual Total Return (at net asset value)
Six Months	-6.74%
One Year	-7.75
Life of Trust (1 1/28/03)	3.33

(1)                 Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return. Absent an expense waiver by the investment adviser, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

	Senior Floating-Rate Interests — 157.5%(1)
	Principal Amount*	Borrower/Tranche Description	Value
	Aerospace and Defense — 3.0%
	ACTS Aero Technical Support & Service, Inc.
	709,366	Term Loan, 5.96%, Maturing October 5, 2014	$595,868
	AWAS Capital, Inc.
	1,000,000	Term Loan, 4.38%, Maturing March 22, 2013	861,250
	Colt Defense, LLC
	986,389	Term Loan, 6.11%, Maturing July 9, 2014	912,410
	DAE Aviation Holdings, Inc.
	416,490	Term Loan, 6.52%, Maturing July 31, 2014	409,852
	413,692	Term Loan, 6.65%, Maturing July 31, 2014	407,099
	Evergreen International Aviation
	1,391,630	Term Loan, 7.75%, Maturing October 31, 2011	1,238,551
	Hawker Beechcraft Acquisition
	200,822	Term Loan, 4.70%, Maturing March 26, 2014	191,973
	3,446,097	Term Loan, 4.70%, Maturing March 26, 2014	3,294,255
	Hexcel Corp.
	820,506	Term Loan, 4.54%, Maturing March 1, 2012	795,891
	IAP Worldwide Services, Inc.
	953,063	Term Loan, 9.00%, Maturing December 30, 2012	795,807
	Spirit AeroSystems, Inc.
	1,605,708	Term Loan, 4.57%, Maturing December 31, 2011	1,586,641
	TransDigm, Inc.
	1,625,000	Term Loan, 4.66%, Maturing June 23, 2013	1,553,906
	Vought Aircraft Industries, Inc.
	2,118,165	Term Loan, 5.12%, Maturing December 17, 2011	2,000,782
	Wesco Aircraft Hardware Corp.
	1,142,688	Term Loan, 4.95%, Maturing September 29, 2013	1,117,454
			$15,761,739
	Air Transport — 0.9%
	Airport Development and Investment, Ltd.
GBP	982,900	Term Loan, 9.94%, Maturing April 7, 2011	$1,698,177
	Delta Air Lines, Inc.
	1,191,000	Term Loan, 6.15%, Maturing April 30, 2014	952,800
	Northwest Airlines, Inc.
	500,000	DIP Loan, Maturing August 21, 2008(2)	415,000
	2,079,000	DIP Loan, 4.72%, Maturing August 21, 2008	1,832,598
			$4,898,575

	Principal Amount*	Borrower/Tranche Description	Value
	Automotive — 6.0%
	Accuride Corp.
	1,957,967	Term Loan, 6.24%, Maturing January 31, 2012	$1,899,228
	Adesa, Inc.
	4,193,313	Term Loan, 4.95%, Maturing October 18, 2013	3,986,268
	Affina Group, Inc.
	1,370,985	Term Loan, 5.90%, Maturing November 30, 2011	1,220,177
	Allison Transmission, Inc.
	2,985,000	Term Loan, 5.57%, Maturing September 30, 2014	2,805,634
	AxleTech International Holding, Inc.
	1,750,000	Term Loan, 9.19%, Maturing April 21, 2013	1,618,750
	Chrysler Financial
	1,496,241	Term Loan, 6.80%, Maturing August 1, 2014	1,365,528
	CSA Acquisition Corp.
	357,460	Term Loan, 5.25%, Maturing December 23, 2011	344,949
	893,298	Term Loan, 5.25%, Maturing December 23, 2011	862,032
	488,750	Term Loan, 5.25%, Maturing December 23, 2012	471,644
	Dayco Products, LLC
	1,748,610	Term Loan, 7.35%, Maturing June 21, 2011	1,383,588
	Delphi Corp.
	1,000,000	DIP Loan, 6.88%, Maturing July 1, 2008	1,006,429
	Ford Motor Co.
	1,752,813	Term Loan, 5.80%, Maturing December 15, 2013	1,615,052
	General Motors Corp.
	3,414,312	Term Loan, 5.06%, Maturing November 29, 2013	3,216,388
	Goodyear Tire & Rubber Co.
	2,400,000	Term Loan, 4.54%, Maturing April 30, 2010	2,280,000
	HLI Operating Co., Inc.
EUR	109,091	Term Loan, 4.26%, Maturing May 30, 2014	147,764
EUR	1,876,727	Term Loan, 7.39%, Maturing May 30, 2014	2,542,033
	Keystone Automotive Operations, Inc.
	1,343,859	Term Loan, 6.30%, Maturing January 12, 2012	1,081,807
	LKQ Corp.
	971,251	Term Loan, 4.97%, Maturing October 12, 2014	963,966
	TriMas Corp.
	234,375	Term Loan, 5.39%, Maturing August 2, 2011	216,797
	1,000,000	Term Loan, Maturing August 2, 2013(2)	915,000
	1,000,391	Term Loan, 5.16%, Maturing August 2, 2013	935,361
	United Components, Inc.
	1,137,153	Term Loan, 5.05%, Maturing June 30, 2010	1,101,617
			$31,980,012

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Beverage and Tobacco — 0.1%
	Culligan International Co.
EUR	975,000	Term Loan, 9.12%, Maturing May 31, 2013	$812,118
			$812,118
	Brokers, Dealers and Investment Houses — 0.1%
	AmeriTrade Holding Corp.
	730,172	Term Loan, 4.37%, Maturing December 31, 2012	$714,591
			$714,591
	Building and Development — 5.8%
	Beacon Sales Acquisition, Inc.
	1,182,000	Term Loan, 4.74%, Maturing September 30, 2013	$972,195
	Brickman Group Holdings, Inc.
	1,212,750	Term Loan, 4.70%, Maturing January 23, 2014	1,136,953
	Building Materials Corp. of America
	1,407,276	Term Loan, 5.69%, Maturing February 22, 2014	1,184,458
	Capital Automotive (REIT)
	1,232,598	Term Loan, 4.46%, Maturing December 16, 2010	1,195,428
	Epco/Fantome, LLC
	1,403,000	Term Loan, 5.49%, Maturing November 23, 2010	1,219,277
	Forestar USA Real Estate Group, Inc.
	1,550,000	Term Loan, 0.00%, Maturing December 1, 2010(3)	1,457,000
	1,550,000	Term Loan, 6.72%, Maturing December 1, 2010	1,488,000
	Hovstone Holdings, LLC
	894,412	Term Loan, 7.27%, Maturing February 28, 2009	750,590
	LNR Property Corp.
	1,144,000	Term Loan, 6.36%, Maturing July 3, 2011	957,743
	Metroflag BP, LLC
	500,000	Term Loan, 11.80%, Maturing July 1, 2008	412,500
	Mueller Water Products, Inc.
	1,780,255	Term Loan, 4.62%, Maturing May 24, 2014	1,662,313
	NCI Building Systems, Inc.
	553,061	Term Loan, 4.33%, Maturing June 18, 2010	532,321
	Nortek, Inc.
	2,697,151	Term Loan, 5.30%, Maturing August 27, 2011	2,440,921
	November 2005 Land Investors
	305,720	Term Loan, 6.86%, Maturing May 9, 2011	229,290
	Panolam Industries Holdings, Inc.
	1,000,288	Term Loan, 5.44%, Maturing September 30, 2012	830,239
	PLY GEM Industries, Inc.
	1,837,104	Term Loan, 5.45%, Maturing August 15, 2011	1,583,191
	57,461	Term Loan, 5.45%, Maturing August 15, 2011	49,519

Principal Amount*	Borrower/Tranche Description	Value
Building and Development (continued)
Re/Max International, Inc.
690,472	Term Loan, 6.23%, Maturing December 17, 2012	$597,258
495,179	Term Loan, 10.23%, Maturing December 17, 2012	428,329
Realogy Corp.
894,755	Term Loan, 6.14%, Maturing September 1, 2014	767,951
3,323,370	Term Loan, 5.72%, Maturing September 1, 2014	2,852,386
South Edge, LLC
787,500	Term Loan, 7.25%, Maturing October 31, 2009	496,125
Tousa/Kolter, LLC
1,297,200	Term Loan, 6.00%, Maturing March 31, 2031(10)	727,210
TRU 2005 RE Holding Co.
4,600,000	Term Loan, 5.71%, Maturing December 9, 2008	4,255,000
United Subcontractors, Inc.
825,000	Term Loan, 12.21%, Maturing June 27, 2013(4)	412,500
Wintergames Acquisition ULC
2,605,948	Term Loan, 6.14%, Maturing April 24, 2009	2,482,166
		$31,120,863
Business Equipment and Services — 11.1%
ACCO Brands Corp.
1,017,825	Term Loan, 4.53%, Maturing August 17, 2012	$974,567
Activant Solutions, Inc.
500,000	Term Loan, Maturing May 1, 2013(2)	437,500
721,446	Term Loan, 4.76%, Maturing May 1, 2013	634,318
Affiliated Computer Services
2,136,938	Term Loan, 4.79%, Maturing March 20, 2013	2,065,316
806,437	Term Loan, 4.89%, Maturing March 20, 2013	779,409
Affinion Group, Inc.
2,402,406	Term Loan, 5.56%, Maturing October 17, 2012	2,270,274
Allied Security Holdings, LLC
1,228,037	Term Loan, 5.87%, Maturing June 30, 2010	1,148,215
DynCorp International, LLC
1,070,836	Term Loan, 4.63%, Maturing February 11, 2011	1,029,341
Education Management, LLC
1,000,000	Term Loan, Maturing June 1, 2013(2)	880,000
3,702,991	Term Loan, 4.50%, Maturing June 1, 2013	3,326,237
Info USA, Inc.
611,016	Term Loan, 4.70%, Maturing February 14, 2012	586,575
Intergraph Corp.
1,000,000	Term Loan, 5.08%, Maturing May 29, 2014	945,833
1,000,000	Term Loan, 9.09%, Maturing November 29, 2014	936,250
iPayment, Inc.
1,652,867	Term Loan, 4.70%, Maturing May 10, 2013	1,371,880

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Business Equipment and Services (continued)
ista International GmbH
EUR	1,063,683	Term Loan, 6.77%, Maturing May 14, 2015	$1,398,670
EUR	211,317	Term Loan, 6.77%, Maturing May 14, 2015	277,867
Kronos, Inc.
	1,083,893	Term Loan, 4.95%, Maturing June 11, 2014	987,697
Language Line, Inc.
	2,072,233	Term Loan, 5.95%, Maturing June 11, 2011	1,921,996
Mitchell International, Inc.
	1,000,000	Term Loan, 7.94%, Maturing March 28, 2015	955,000
N.E.W. Holdings I, LLC
	1,000,000	Term Loan, Maturing May 22, 2014(2)	870,000
	981,955	Term Loan, 5.43%, Maturing May 22, 2014	832,004
Protection One, Inc.
	900,560	Term Loan, 5.23%, Maturing March 31, 2012	778,984
Quantum Corp.
	361,250	Term Loan, 6.20%, Maturing July 12, 2014	326,931
Quintiles Transnational Corp.
	1,700,000	Term Loan, 6.70%, Maturing March 31, 2014	1,623,500
Sabre, Inc.
	6,057,297	Term Loan, 4.88%, Maturing September 30, 2014	5,141,512
Serena Software, Inc.
	480,000	Term Loan, 4.68%, Maturing March 10, 2013	434,400
Sitel (Client Logic)
	1,995,594	Term Loan, 5.14%, Maturing January 29, 2014	1,446,806
Solera Holdings, LLC
EUR	774,936	Term Loan, 6.63%, Maturing May 15, 2014	1,103,945
SunGard Data Systems, Inc.
	12,742,206	Term Loan, 4.88%, Maturing February 11, 2013	12,100,751
TDS Investor Corp.
	1,000,000	Term Loan, Maturing August 23, 2013(2)	905,000
	269,897	Term Loan, 4.95%, Maturing August 23, 2013	249,452
	1,345,107	Term Loan, 5.11%, Maturing August 23, 2013	1,262,465
EUR	1,054,228	Term Loan, 6.98%, Maturing August 23, 2013	1,464,884
Transaction Network Services, Inc.
	616,170	Term Loan, 4.72%, Maturing May 4, 2012	569,957
Valassis Communications, Inc.
	1,152,685	Term Loan, 4.45%, Maturing March 2, 2014	1,075,359
	238,601	Term Loan, 6.00%, Maturing March 2, 2014	222,595
VWR International, Inc.
	1,625,000	Term Loan, 5.20%, Maturing June 28, 2013	1,519,375
WAM Acquisition, S.A.
EUR	245,946	Term Loan, 6.96%, Maturing May 4, 2014	358,677
EUR	148,939	Term Loan, 6.96%, Maturing May 4, 2014	217,206
EUR	245,946	Term Loan, 7.21%, Maturing May 4, 2015	358,677
EUR	148,939	Term Loan, 7.21%, Maturing May 4, 2015	217,206

Principal Amount*		Borrower/Tranche Description	Value
Business Equipment and Services (continued)
West Corp.
	3,406,961	Term Loan, 5.28%, Maturing October 24, 2013	$3,122,810
			$59,129,441
Cable and Satellite Television — 11.4%
Atlantic Broadband Finance, LLC
	4,219,612	Term Loan, 4.95%, Maturing February 10, 2011	$3,939,008
Bragg Communications, Inc.
	2,139,250	Term Loan, 5.59%, Maturing August 31, 2014	2,139,250
Bresnan Broadband Holdings, LLC
	500,000	Term Loan, 5.02%, Maturing March 29, 2014	458,375
	1,200,000	Term Loan, 7.47%, Maturing March 29, 2014	1,080,000
Cequel Communications, LLC
	498,741	Term Loan, 4.76%, Maturing November 5, 2013	455,974
	1,550,000	Term Loan, 7.74%, Maturing May 5, 2014	1,259,375
	3,531,926	Term Loan, 9.24%, Maturing May 5, 2014	2,818,477
Charter Communications Operating, Inc.
	12,088,511	Term Loan, 4.90%, Maturing April 28, 2013	10,708,402
CSC Holdings, Inc.
	4,978,069	Term Loan, 4.48%, Maturing March 29, 2013	4,806,948
CW Media Holdings, Inc.
	621,875	Term Loan, 5.95%, Maturing February 15, 2015	603,219
Insight Midwest Holdings, LLC
	3,594,375	Term Loan, 4.69%, Maturing April 6, 2014	3,426,852
Mediacom Broadband Group
	5,821,757	Term Loan, 4.52%, Maturing January 31, 2015	5,312,353
Mediacom Illinois, LLC
	1,000,000	Term Loan, Maturing January 31, 2015(2)	917,500
	2,749,941	Term Loan, 4.52%, Maturing January 31, 2015	2,473,853
NTL Investment Holdings, Ltd.
	2,213,852	Term Loan, 4.94%, Maturing March 30, 2012	2,038,588
GBP	471,050	Term Loan, 7.68%, Maturing March 30, 2012	870,315
GBP	239,517	Term Loan, 7.68%, Maturing March 30, 2012	442,533
Orion Cable GmbH
EUR	1,075,000	Term Loan, 7.44%, Maturing October 31, 2014	1,589,685
EUR	1,075,000	Term Loan, 7.64%, Maturing October 31, 2015	1,590,881
ProSiebenSat.1 Media AG
EUR	608,000	Term Loan, 6.74%, Maturing March 2, 2015	680,760
EUR	11,076	Term Loan, 6.25%, Maturing June 26, 2015	14,133
EUR	272,924	Term Loan, 6.25%, Maturing June 26, 2015	348,253
EUR	608,000	Term Loan, 6.96%, Maturing March 2, 2016	680,760
EUR	575,000	Term Loan, 8.15%, Maturing September 2, 2016	495,353
EUR	380,637	Term Loan, 7.90%, Maturing March 2, 2017	317,542
UPC Broadband Holding B.V.
EUR	4,050,000	Term Loan, 6.36%, Maturing October 16, 2011	5,746,625
	2,950,000	Term Loan, 4.46%, Maturing December 31, 2014	2,781,298

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Cable and Satellite Television (continued)
YPSO Holding SA
EUR	541,621	Term Loan, 6.89%, Maturing July 28, 2014	$695,212
EUR	209,021	Term Loan, 6.89%, Maturing July 28, 2014	268,295
EUR	249,358	Term Loan, 6.89%, Maturing July 28, 2014	320,070
EUR	1,000,000	Term Loan, 7.14%, Maturing July 28, 2015	1,291,578
			$60,571,467
Chemicals and Plastics — 10.2%
AZ Chem US, Inc.
	500,000	Term Loan, 8.59%, Maturing February 28, 2014	$300,000
Brenntag Holding GmbH and Co. KG
	373,091	Term Loan, 5.79%, Maturing December 23, 2013	345,575
	1,526,909	Term Loan, 5.79%, Maturing December 23, 2013	1,414,300
	1,000,000	Term Loan, 7.79%, Maturing December 23, 2015	852,500
Celanese Holdings, LLC
	4,182,750	Term Loan, 4.19%, Maturing April 2, 2014	4,049,425
Cognis GmbH
EUR	803,279	Term Loan, 6.61%, Maturing September 15, 2013	1,128,167
EUR	196,721	Term Loan, 6.61%, Maturing September 15, 2013	276,286
First Chemical Holding
EUR	1,000,000	Term Loan, 6.59%, Maturing December 18, 2014(3)	1,369,423
Foamex L.P.
	1,459,647	Term Loan, 5.97%, Maturing February 12, 2013	1,207,858
Georgia Gulf Corp.
	750,469	Term Loan, 5.25%, Maturing October 3, 2013	710,131
Hercules, Inc.
	575,250	Term Loan, 4.36%, Maturing October 8, 2010	566,621
Hexion Specialty Chemicals, Inc.
	496,250	Term Loan, 5.00%, Maturing May 5, 2012	469,112
	4,463,624	Term Loan, 4.94%, Maturing May 5, 2013	4,219,521
	969,626	Term Loan, 5.00%, Maturing May 5, 2013	916,600
Huish Detergents, Inc.
	942,875	Term Loan, 4.70%, Maturing April 26, 2014	813,230
INEOS Group
	250,000	Term Loan, Maturing December 14, 2013(2)	230,000
	1,592,500	Term Loan, 4.88%, Maturing December 14, 2013	1,493,314
	250,000	Term Loan, Maturing December 14, 2014(2)	230,000
	1,592,500	Term Loan, 5.38%, Maturing December 14, 2014	1,493,314
Innophos, Inc.
	576,590	Term Loan, 4.70%, Maturing August 10, 2010	546,319
Invista B.V.
	2,485,498	Term Loan, 4.20%, Maturing April 29, 2011	2,390,221
	1,317,498	Term Loan, 4.20%, Maturing April 29, 2011	1,266,995
ISP Chemco, Inc.
	2,580,500	Term Loan, 4.69%, Maturing June 4, 2014	2,445,831

Principal Amount*		Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Kleopatra
	825,000	Term Loan, 5.21%, Maturing January 3, 2016	$595,031
EUR	575,000	Term Loan, 7.24%, Maturing January 3, 2016	645,116
Kranton Polymers, LLC
	2,871,745	Term Loan, 4.75%, Maturing May 12, 2013	2,401,496
Lucite International Group Holdings
	600,188	Term Loan, 5.15%, Maturing July 7, 2013	538,293
	212,516	Term Loan, 5.15%, Maturing July 7, 2013	190,600
MacDermid, Inc.
EUR	807,192	Term Loan, 6.98%, Maturing April 12, 2014	1,112,195
Millenium Inorganic Chemicals
	349,125	Term Loan, 4.95%, Maturing April 30, 2014	303,957
	975,000	Term Loan, 8.45%, Maturing October 31, 2014	745,875
Momentive Performance Material
	1,000,000	Term Loan, Maturing December 4, 2013(2)	930,000
	2,685,254	Term Loan, 5.13%, Maturing December 4, 2013	2,514,397
Nalco Co.
	5,411,119	Term Loan, 5.01%, Maturing November 4, 2010	5,341,792
Propex Fabrics, Inc.
	1,000,000	Term Loan, 4.13%, Maturing January 23, 2009(3)	1,000,000
	783,973	Term Loan, 9.24%, Maturing July 31, 2012	509,582
Rockwood Specialties Group, Inc.
	4,316,500	Term Loan, 4.40%, Maturing December 10, 2012	4,118,062
Schoeller Arca Systems Holding
EUR	443,417	Term Loan, 7.61%, Maturing November 16, 2015	612,898
EUR	412,060	Term Loan, 7.61%, Maturing November 16, 2015	569,556
EUR	144,523	Term Loan, 7.61%, Maturing November 16, 2015	199,761
Solo Cup Co.
	1,655,455	Term Loan, 6.30%, Maturing February 27, 2011	1,602,243
Wellman, Inc.
	2,250,000	Term Loan, 6.74%, Maturing February 10, 2009(10)	1,597,500
			$54,263,097
Clothing / Textiles — 0.4%
Hanesbrands, Inc.
	850,000	Term Loan, 6.66%, Maturing March 5, 2014	$844,687
St. John Knits International, Inc.
	528,149	Term Loan, 5.90%, Maturing March 23, 2012	485,897
The William Carter Co.
	630,209	Term Loan, 4.39%, Maturing July 14, 2012	601,849
			$1,932,433

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Conglomerates — 3.8%
	Amsted Industries, Inc.
	1,701,878	Term Loan, 4.75%, Maturing October 15, 2010	$1,676,350
	Blount, Inc.
	278,080	Term Loan, 4.46%, Maturing August 9, 2010	263,481
	Doncasters (Dunde HoldCo 4 Ltd.)
	431,763	Term Loan, 5.22%, Maturing July 13, 2015	376,713
	431,763	Term Loan, 5.72%, Maturing July 13, 2015	376,713
GBP	500,000	Term Loan, 10.04%, Maturing January 13, 2016	816,977
	GenTek, Inc.
	502,418	Term Loan, 4.76%, Maturing February 25, 2011	465,993
	ISS Holdings A/S
EUR	147,368	Term Loan, 6.65%, Maturing December 31, 2013	214,320
EUR	1,052,632	Term Loan, 6.65%, Maturing December 31, 2013	1,530,854
	Jarden Corp.
	2,144,855	Term Loan, 4.45%, Maturing January 24, 2012	2,044,911
	1,208,675	Term Loan, 4.45%, Maturing January 24, 2012	1,152,354
	Johnson Diversey, Inc.
	1,661,444	Term Loan, 5.11%, Maturing December 16, 2011	1,580,449
	Polymer Group, Inc.
	2,319,227	Term Loan, 4.92%, Maturing November 22, 2012	2,064,112
	RBS Global, Inc.
	296,250	Term Loan, 4.98%, Maturing July 19, 2013	277,734
	2,284,836	Term Loan, 5.31%, Maturing July 19, 2013	2,142,034
	RGIS Holdings, LLC
	141,845	Term Loan, 5.20%, Maturing April 30, 2014	122,962
	2,836,899	Term Loan, 5.30%, Maturing April 30, 2014	2,459,237
	US Investigations Services, Inc.
	1,915,351	Term Loan, 5.60%, Maturing February 21, 2015	1,738,181
	Vertrue, Inc.
	845,750	Term Loan, 5.70%, Maturing August 16, 2014	765,404
			$20,068,779
	Containers and Glass Products — 4.4%
	Berry Plastics Corp.
	2,881,000	Term Loan, 5.10%, Maturing April 3, 2015	$2,622,612
	Consolidated Container Co.
	1,000,000	Term Loan, 8.55%, Maturing September 28, 2014	526,250
	Crown Americas, Inc.
	612,500	Term Loan, 4.82%, Maturing November 15, 2012	589,531
	Graham Packaging Holdings Co.
	4,207,500	Term Loan, 5.04%, Maturing October 7, 2011	3,997,415
	Graphic Packaging International, Inc.
	5,528,673	Term Loan, 4.80%, Maturing May 16, 2014	5,276,046
	1,500,000	Term Loan, 5.48%, Maturing May 16, 2014	1,450,624

Principal Amount*	Borrower/Tranche Description	Value
Containers and Glass Products (continued)
JSG Acquisitions
1,845,000	Term Loan, 4.60%, Maturing December 31, 2013	$1,734,300
1,845,000	Term Loan, 4.85%, Maturing December 13, 2014	1,734,300
Kranson Industries, Inc.
834,138	Term Loan, 4.91%, Maturing July 31, 2013	775,749
Owens-Brockway Glass Container
1,555,938	Term Loan, 4.22%, Maturing June 14, 2013	1,495,256
Smurfit-Stone Container Corp.
650,961	Term Loan, 4.60%, Maturing November 1, 2011	634,849
628,909	Term Loan, 4.71%, Maturing November 1, 2011	613,344
729,847	Term Loan, 5.01%, Maturing November 1, 2011	711,783
1,427,827	Term Loan, 5.03%, Maturing November 1, 2011	1,392,488
		$23,554,547
Cosmetics / Toiletries — 0.7%
American Safety Razor Co.
491,806	Term Loan, 5.37%, Maturing July 31, 2013	$473,363
900,000	Term Loan, 9.03%, Maturing July 31, 2014	801,000
Bausch & Lomb, Inc.
110,000	Term Loan, 5.95%, Maturing April 30, 2015(3)	108,791
438,900	Term Loan, 5.95%, Maturing April 30, 2015	434,076
KIK Custom Products, Inc.
975,000	Term Loan, 7.92%, Maturing November 30, 2014	360,750
Prestige Brands, Inc.
1,446,211	Term Loan, 6.90%, Maturing April 7, 2011	1,399,209
		$3,577,189
Drugs — 1.2%
Graceway Pharmaceuticals, LLC
754,801	Term Loan, 5.56%, Maturing May 3, 2012	$633,797
1,000,000	Term Loan, 9.20%, Maturing May 3, 2013	812,500
275,000	Term Loan, 10.95%, Maturing November 3, 2013	215,875
Pharmaceutical Holdings Corp.
475,289	Term Loan, 6.14%, Maturing January 30, 2012	451,525
Stiefel Laboratories, Inc.
748,947	Term Loan, 4.97%, Maturing December 28, 2013	722,733
979,178	Term Loan, 4.97%, Maturing December 28, 2013	944,907
Warner Chilcott Corp.
736,281	Term Loan, 4.73%, Maturing January 18, 2012	708,977
2,140,652	Term Loan, 4.84%, Maturing January 18, 2012	2,061,270
		$6,551,584

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Ecological Services and Equipment — 2.4%
	Allied Waste Industries, Inc.
	1,284,460	Term Loan, 4.65%, Maturing January 15, 2012	$1,243,006
	2,136,226	Term Loan, 4.38%, Maturing January 15, 2012	2,067,283
	Blue Waste B.V. (AVR Acquisition)
EUR	1,000,000	Term Loan, 6.87%, Maturing April 1, 2015	1,427,483
	Cory Environmental Holdings
GBP	500,000	Term Loan, 9.74%, Maturing September 30, 2014	873,224
	Environmental Systems Products Holdings, Inc.
	1,165,123	Term Loan, 9.69%, Maturing December 12, 2010(4)	1,165,123
	IESI Corp.
	970,588	Term Loan, 6.14%, Maturing January 20, 2012	924,485
	Kemble Water Structure Ltd.
GBP	1,250,000	Term Loan, 9.74%, Maturing October 13, 2013	2,265,254
	Sensus Metering Systems, Inc.
	2,113,043	Term Loan, 5.46%, Maturing December 17, 2010	1,901,739
	145,761	Term Loan, 6.88%, Maturing December 17, 2010	131,185
	Waste Services, Inc.
	633,630	Term Loan, 5.15%, Maturing March 31, 2011	628,878
			$12,627,660
	Electronics / Electrical — 4.4%
	Aspect Software, Inc.
	1,785,142	Term Loan, 5.63%, Maturing July 11, 2011	$1,673,571
	1,800,000	Term Loan, 9.75%, Maturing July 11, 2013	1,548,000
	EnerSys Capital, Inc.
	1,059,094	Term Loan, 4.72%, Maturing March 17, 2011	994,224
	FCI International S.A.S.
	216,536	Term Loan, 6.85%, Maturing November 1, 2013	198,130
	208,464	Term Loan, 6.85%, Maturing November 1, 2013	190,745
	208,464	Term Loan, 6.85%, Maturing November 1, 2013	189,181
	216,536	Term Loan, 6.85%, Maturing November 1, 2013	196,506
	Freescale Semiconductor, Inc.
	4,270,938	Term Loan, 4.46%, Maturing December 1, 2013	3,710,864
	Infor Enterprise Solutions Holdings
	1,000,000	Term Loan, 5.45%, Maturing July 28, 2012	802,500
	2,931,414	Term Loan, 6.45%, Maturing July 28, 2012	2,436,737
	1,529,433	Term Loan, 6.45%, Maturing July 28, 2012	1,271,341
	500,000	Term Loan, 8.20%, Maturing March 2, 2014	325,833
	183,333	Term Loan, 8.95%, Maturing March 2, 2014	110,917
	316,667	Term Loan, 8.95%, Maturing March 2, 2014	206,361
	Network Solutions, LLC
	712,538	Term Loan, 5.24%, Maturing March 7, 2014	594,970
	Open Solutions, Inc.
	2,079,368	Term Loan, 5.15%, Maturing January 23, 2014	1,729,775

	Principal Amount*	Borrower/Tranche Description	Value
	Electronics / Electrical (continued)
	Sensata Technologies Finance Co.
	2,770,899	Term Loan, 4.66%, Maturing April 27, 2013	$2,530,754
	Spectrum Brands, Inc.
	57,701	Term Loan, 6.71%, Maturing March 30, 2013	52,869
	1,145,560	Term Loan, 6.89%, Maturing March 30, 2013	1,049,619
	TTM Technologies, Inc.
	216,000	Term Loan, 5.16%, Maturing October 27, 2012	206,280
	VeriFone, Inc.
	724,625	Term Loan, 5.65%, Maturing October 31, 2013	692,017
	Vertafore, Inc.
	2,227,584	Term Loan, 5.59%, Maturing January 31, 2012	2,060,515
	850,000	Term Loan, 9.09%, Maturing January 31, 2013	743,750
			$23,515,459
	Equipment Leasing — 1.6%
	AWAS Capital, Inc.
	1,966,414	Term Loan, 8.63%, Maturing March 22, 2013	$1,720,612
	Maxim Crane Works, L.P.
	868,438	Term Loan, 4.71%, Maturing June 29, 2014	772,909
	The Hertz Corp.
	400,000	Term Loan, 4.10%, Maturing December 21, 2012	384,227
	2,212,140	Term Loan, 4.22%, Maturing December 21, 2012	2,124,911
	United Rentals, Inc.
	1,030,874	Term Loan, 4.60%, Maturing February 14, 2011	1,005,961
	2,438,000	Term Loan, 5.10%, Maturing February 14, 2011	2,379,081
			$8,387,701
	Farming / Agriculture — 0.5%
	BF Bolthouse HoldCo, LLC
	1,150,000	Term Loan, 8.20%, Maturing December 16, 2013	$1,069,500
	Central Garden & Pet Co.
	2,033,500	Term Loan, 4.31%, Maturing February 28, 2014	1,787,786
			$2,857,286
	Financial Intermediaries — 2.2%
	Citco III, Ltd.
	2,775,000	Term Loan, 6.72%, Maturing June 30, 2014	$2,490,562
	Grosvenor Capital Management
	1,501,195	Term Loan, 4.86%, Maturing December 5, 2013	1,441,148
	INVESTools, Inc.
	384,000	Term Loan, 5.95%, Maturing August 13, 2012	349,440
	Jupiter Asset Management Group
GBP	418,271	Term Loan, 7.84%, Maturing June 30, 2015	713,465

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Financial Intermediaries (continued)
LPL Holdings, Inc.
	4,051,670	Term Loan, 4.70%, Maturing December 18, 2014	$3,778,183
Nuveen Investments, Inc.
	1,475,000	Term Loan, 5.87%, Maturing November 2, 2014	1,408,855
Oxford Acquisition III, Ltd.
	916,637	Term Loan, 4.67%, Maturing May 24, 2014	771,121
RJO Holdings Corp. (RJ O'Brien)
	472,625	Term Loan, 5.90%, Maturing July 31, 2014	319,022
Travelex America Holdings, Inc.
	375,000	Term Loan, 5.54%, Maturing October 31, 2013	349,688
	375,000	Term Loan, 6.04%, Maturing October 31, 2014	349,688
			$11,971,172
Food Products — 3.7%
Acosta, Inc.
	3,047,597	Term Loan, 5.12%, Maturing July 28, 2013	$2,906,645
Advantage Sales & Marketing, Inc.
	1,000,000	Term Loan, Maturing March 29, 2013(2)	937,500
	828,555	Term Loan, 4.70%, Maturing March 29, 2013	790,485
	421,103	Term Loan, 4.70%, Maturing March 29, 2013	397,942
Black Lion Beverages III B.V.
EUR	147,059	Term Loan, 6.71%, Maturing December 31, 2013	211,555
EUR	852,941	Term Loan, 6.71%, Maturing December 31, 2014	1,227,020
Dean Foods Co.
	4,437,731	Term Loan, 4.45%, Maturing April 2, 2014	4,242,347
Pinnacle Foods Finance, LLC
	3,746,688	Term Loan, 5.44%, Maturing April 2, 2014	3,504,715
Provimi Group SA
	252,404	Term Loan, 4.97%, Maturing June 28, 2015	219,907
	205,103	Term Loan, 4.97%, Maturing June 28, 2015	178,696
EUR	46,773	Term Loan, 6.51%, Maturing June 28, 2015(3)	59,714
EUR	457,186	Term Loan, 6.61%, Maturing June 28, 2015	620,149
EUR	265,285	Term Loan, 6.61%, Maturing June 28, 2015	359,845
EUR	438,752	Term Loan, 6.61%, Maturing June 28, 2015	595,144
EUR	598,067	Term Loan, 6.61%, Maturing June 28, 2015	811,248
	282,126	Term Loan, 6.82%, Maturing December 28, 2016(3)	231,343
EUR	697,446	Term Loan, 4.09%, Maturing December 28, 2016(3)	890,399
Reddy Ice Group, Inc.
	1,970,000	Term Loan, 4.46%, Maturing August 9, 2012	1,704,050
			$19,888,704
Food Service — 3.1%
AFC Enterprises, Inc.
	432,850	Term Loan, 5.00%, Maturing May 23, 2009	$396,057

Principal Amount*		Borrower/Tranche Description	Value
Food Service (continued)
Aramark Corp.
	2,842,419	Term Loan, 4.57%, Maturing January 26, 2014	$2,729,788
	180,813	Term Loan, 5.20%, Maturing January 26, 2014	173,648
GBP	987,500	Term Loan, 8.13%, Maturing January 27, 2014	1,838,446
Buffets, Inc.
	1,154,448	DIP Loan, 11.25%, Maturing January 22, 2009	1,157,334
	186,667	Term Loan, 4.73%, Maturing May 1, 2013	108,033
	1,397,393	Term Loan, 11.39%, Maturing November 1, 2013	808,741
CBRL Group, Inc.
	1,757,352	Term Loan, 4.62%, Maturing April 27, 2013	1,665,091
Denny's, Inc.
	123,333	Term Loan, 4.70%, Maturing March 31, 2012	116,858
	500,000	Term Loan, 4.70%, Maturing March 31, 2012	473,750
JRD Holdings, Inc.
	1,379,688	Term Loan, 5.20%, Maturing June 26, 2014	1,331,398
NPC International, Inc.
	373,356	Term Loan, 4.50%, Maturing May 3, 2013	345,354
OSI Restaurant Partners, LLC
	148,885	Term Loan, 5.10%, Maturing May 9, 2013	129,965
	500,000	Term Loan, Maturing May 9, 2014(2)	425,000
	1,824,917	Term Loan, 5.00%, Maturing May 9, 2014	1,604,459
QCE Finance, LLC
	1,231,828	Term Loan, 4.99%, Maturing May 5, 2013	1,047,493
	950,000	Term Loan, 8.45%, Maturing November 5, 2013	767,916
Sagittarius Restaurants, LLC
	392,000	Term Loan, 9.50%, Maturing March 29, 2013	301,840
Selecta
EUR	741,246	Term Loan, 8.77%, Maturing December 28, 2015	960,743
			$16,381,914
Food / Drug Retailers — 3.5%
General Nutrition Centers, Inc.
	3,431,474	Term Loan, 4.95%, Maturing September 16, 2013	$3,051,867
Iceland Foods Group, Ltd.
GBP	1,250,000	Term Loan, 7.91%, Maturing May 2, 2014	2,325,084
GBP	1,250,000	Term Loan, 8.41%, Maturing May 2, 2015	2,327,146
Pantry, Inc. (The)
	238,889	Term Loan, 4.14%, Maturing May 15, 2014(3)	202,458
	829,840	Term Loan, 4.62%, Maturing May 15, 2014	703,290
Rite Aid Corp.
	6,400,000	Term Loan, 4.53%, Maturing June 1, 2014	6,022,003
Roundy's Supermarkets, Inc.
	4,348,366	Term Loan, 5.47%, Maturing November 3, 2011	4,083,115
			$18,714,963

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Forest Products — 2.3%
Appleton Papers, Inc.
	1,339,875	Term Loan, 4.60%, Maturing June 5, 2014	$1,237,151
Georgia-Pacific Corp.
	8,650,875	Term Loan, 4.73%, Maturing December 20, 2012	8,311,596
Newpage Corp.
	1,496,250	Term Loan, 6.31%, Maturing December 5, 2014	1,489,601
Xerium Technologies, Inc.
	1,246,964	Term Loan, 5.45%, Maturing May 18, 2012	1,010,041
			$12,048,389
Healthcare — 14.8%
Accellent, Inc.
	2,319,372	Term Loan, 5.84%, Maturing November 22, 2012	$2,014,955
Advanced Medical Optics, Inc.
	997,481	Term Loan, 5.44%, Maturing April 2, 2014	927,657
Alliance Imaging, Inc.
	1,022,942	Term Loan, 5.41%, Maturing December 29, 2011	974,353
American Medical Systems
	1,352,082	Term Loan, 5.38%, Maturing July 20, 2012	1,281,098
AMN Healthcare, Inc.
	297,054	Term Loan, 4.45%, Maturing November 2, 2011	285,172
AMR HoldCo, Inc.
	1,874,383	Term Loan, 5.00%, Maturing February 10, 2012	1,780,664
Biomet, Inc.
	2,736,250	Term Loan, 5.70%, Maturing December 26, 2014	2,688,935
EUR	1,218,875	Term Loan, 7.73%, Maturing December 26, 2014	1,813,852
Capio AB
EUR	227,051	Term Loan, 7.09%, Maturing April 24, 2015	335,631
EUR	272,949	Term Loan, 7.09%, Maturing April 24, 2015	403,479
EUR	227,051	Term Loan, 7.21%, Maturing April 16, 2016	335,631
EUR	272,949	Term Loan, 7.21%, Maturing April 24, 2016	403,479
Cardinal Health 409, Inc.
	1,000,000	Term Loan, Maturing April 10, 2014(2)	860,000
	3,257,938	Term Loan, 4.95%, Maturing April 10, 2014	2,940,209
Carestream Health, Inc.
	2,859,924	Term Loan, 5.47%, Maturing April 30, 2013	2,438,085
	1,000,000	Term Loan, 8.13%, Maturing October 30, 2013	710,000
Carl Zeiss Vision Holding GmbH
	1,300,000	Term Loan, 5.14%, Maturing March 23, 2015	981,500
Community Health Systems, Inc.
	385,151	Term Loan, 0.00%, Maturing July 25, 2014(3)	369,523
	7,528,298	Term Loan, 5.34%, Maturing July 25, 2014	7,222,822

Principal Amount*	Borrower/Tranche Description	Value
Healthcare (continued)
Concentra, Inc.
600,000	Term Loan, 8.20%, Maturing June 25, 2015	$402,000
ConMed Corp.
477,889	Term Loan, 4.39%, Maturing April 13, 2013	458,773
CRC Health Corp.
492,500	Term Loan, 4.92%, Maturing February 6, 2013	450,638
490,038	Term Loan, 4.92%, Maturing February 6, 2013	448,384
Dako EQT Project Delphi
500,000	Term Loan, 6.44%, Maturing December 12, 2016	404,300
DaVita, Inc.
4,047,997	Term Loan, 4.23%, Maturing October 5, 2012	3,883,778
DJO Finance, LLC
798,000	Term Loan, 5.70%, Maturing May 15, 2014	779,048
Fenwal, Inc.
500,000	Term Loan, 8.34%, Maturing August 28, 2014	370,000
Fresenius Medical Care Holdings
2,497,924	Term Loan, 4.07%, Maturing March 31, 2013	2,420,253
Hanger Orthopedic Group, Inc.
712,159	Term Loan, 4.87%, Maturing May 30, 2013	673,881
HCA, Inc.
500,000	Term Loan, Maturing November 18, 2013(2)	475,625
6,690,313	Term Loan, 4.95%, Maturing November 18, 2013	6,364,505
Health Management Association, Inc.
6,437,646	Term Loan, 4.45%, Maturing February 28, 2014	5,957,121
HealthSouth Corp.
1,565,524	Term Loan, 5.23%, Maturing March 10, 2013	1,489,694
Iasis Healthcare, LLC
292,130	Term Loan, 4.86%, Maturing March 14, 2014	279,958
846,419	Term Loan, 4.88%, Maturing March 14, 2014	811,151
77,901	Term Loan, 4.88%, Maturing March 14, 2014	74,656
Ikaria Acquisition, Inc.
533,899	Term Loan, 4.95%, Maturing March 28, 2013	504,535
IM U.S. Holdings, LLC
997,487	Term Loan, 4.67%, Maturing June 26, 2014	926,001
625,000	Term Loan, 6.92%, Maturing June 26, 2015	564,063
Invacare Corp.
729,288	Term Loan, 5.14%, Maturing February 12, 2013	680,061
Leiner Health Products, Inc.
400,481	Term Loan, 0.00%, Maturing September 10, 2008(3)	394,474
819,588	Term Loan, 0.00%, Maturing September 10, 2008(3)	807,294
960,175	Term Loan, 8.75%, Maturing May 27, 2011(10)	435,919
LifeCare Holdings, Inc.
853,125	Term Loan, 6.95%, Maturing August 11, 2012	737,953

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Healthcare (continued)
	LifePoint Hospitals, Inc.
	2,063,187	Term Loan, 4.71%, Maturing April 15, 2012	$1,985,817
	Matria Healthcare, Inc.
	994,333	Term Loan, 4.70%, Maturing January 19, 2012	969,475
	160,798	Term Loan, 4.88%, Maturing January 19, 2012	156,778
	MultiPlan Merger Corp.
	1,648,397	Term Loan, 5.38%, Maturing April 12, 2013	1,557,221
	1,174,425	Term Loan, 5.38%, Maturing April 12, 2013	1,109,465
	Mylan, Inc.
	598,500	Term Loan, 6.03%, Maturing October 2, 2014	588,109
	National Mentor Holdings, Inc.
	61,600	Term Loan, 5.16%, Maturing June 29, 2013	52,976
	1,020,228	Term Loan, 4.70%, Maturing June 29, 2013	877,396
	National Rental Institutes, Inc.
	817,415	Term Loan, 5.00%, Maturing March 31, 2013	717,282
	Nyco Holdings
EUR	984,850	Term Loan, 6.98%, Maturing December 29, 2014	1,301,612
EUR	984,850	Term Loan, 7.73%, Maturing December 29, 2015	1,301,612
	Physiotherapy Associates, Inc.
	824,736	Term Loan, 6.48%, Maturing June 27, 2013	701,026
	RadNet Management, Inc.
	543,127	Term Loan, 7.26%, Maturing November 15, 2012	518,686
	ReAble Therapeutics Finance, LLC
	2,606,829	Term Loan, 4.70%, Maturing November 16, 2013	2,461,824
	Renal Advantage, Inc.
	323,576	Term Loan, 5.26%, Maturing October 5, 2012	303,353
	Select Medical Holding Corp.
	2,123,487	Term Loan, 5.06%, Maturing February 24, 2012	1,945,114
	Sunrise Medical Holdings, Inc.
	675,653	Term Loan, 7.09%, Maturing May 13, 2010	557,414
	Vanguard Health Holding Co., LLC
	2,165,840	Term Loan, 5.13%, Maturing September 23, 2011	2,091,839
	Viant Holdings, Inc.
	521,063	Term Loan, 4.95%, Maturing June 25, 2014	442,903
			$79,201,012
	Home Furnishings — 1.8%
	Hunter Fan Co.
	462,752	Term Loan, 5.57%, Maturing April 16, 2014	$373,672
	Interline Brands, Inc.
	985,704	Term Loan, 4.61%, Maturing June 23, 2013	931,490
	681,060	Term Loan, 4.61%, Maturing June 23, 2013	643,601
	National Bedding Co., LLC
	1,491,225	Term Loan, 4.74%, Maturing August 31, 2011	1,200,436
	1,050,000	Term Loan, 7.70%, Maturing August 31, 2012	745,500

	Principal Amount*	Borrower/Tranche Description	Value
	Home Furnishings (continued)
	Sealy Mattress Co.
	2,925,000	Term Loan, 4.27%, Maturing August 25, 2011	$2,588,625
	Simmons Co.
	2,799,380	Term Loan, 5.61%, Maturing December 19, 2011	2,519,442
	1,000,000	Term Loan, 8.20%, Maturing February 15, 2012	655,000
			$9,657,766
	Industrial Equipment — 3.8%
	Brand Energy & Infrastructure Services, Inc.
	792,480	Term Loan, 6.02%, Maturing February 7, 2014	$715,213
	CEVA Group PLC U.S.
	833,485	Term Loan, 5.70%, Maturing January 4, 2014	756,388
	2,065,632	Term Loan, 5.72%, Maturing January 4, 2014	1,895,217
	2,270,595	Term Loan, 5.86%, Maturing January 4, 2014	2,083,271
	EPD Holdings (Goodyear Engineering Products)
	148,066	Term Loan, 5.37%, Maturing July 13, 2014	122,710
	1,033,867	Term loan, 5.40%, Maturing July 13, 2014	856,817
	775,000	Term Loan, 8.65%, Maturing July 13, 2015	496,000
	Flowserve Corp.
	1,985,018	Term Loan, 4.25%, Maturing August 10, 2012	1,890,730
	FR Brand Acquisition Corp.
	739,217	Term Loan, 5.01%, Maturing February 7, 2014	656,055
	Generac Acquisition Corp.
	1,762,302	Term Loan, 5.18%, Maturing November 7, 2013	1,429,227
	500,000	Term Loan, 8.68%, Maturing April 7, 2014	351,500
	Gleason Corp.
	568,403	Term Loan, 4.65%, Maturing June 30, 2013	528,615
	138,408	Term Loan, 4.65%, Maturing June 30, 2013	128,720
	Itron, Inc.
EUR	342,269	Term Loan, 6.74%, Maturing April 18, 2014	478,258
	Jason, Inc.
	439,431	Term Loan, 5.22%, Maturing April 30, 2010	388,897
	John Maneely Co.
	2,829,618	Term Loan, 6.03%, Maturing December 8, 2013	2,555,750
	KION Group GmbH
	250,000	Term Loan, 6.75%, Maturing December 23, 2014	233,125
	250,000	Term Loan, 7.25%, Maturing December 23, 2015	233,125
	Polypore, Inc.
	3,002,313	Term Loan, 5.11%, Maturing July 3, 2014	2,867,208
	Sequa Corp.
	997,500	Term Loan, 5.95%, Maturing November 30, 2014	957,600
	TFS Acquisition Corp.
	689,500	Term Loan, 6.20%, Maturing August 11, 2013	641,235
			$20,265,661

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*	Borrower/Tranche Description	Value
Insurance — 2.6%
Alliant Holdings I, Inc.
970,125	Term Loan, 5.70%, Maturing August 21, 2014	$911,918
AmWINS Group, Inc.
1,000,000	Term Loan, 5.43%, Maturing June 8, 2013	785,000
500,000	Term Loan, 8.23%, Maturing June 8, 2014	268,750
Applied Systems, Inc.
1,287,409	Term Loan, 5.40%, Maturing September 26, 2013	1,197,290
CCC Information Services Group, Inc.
1,578,926	Term Loan, 4.91%, Maturing February 10, 2013	1,531,558
Conseco, Inc.
3,477,753	Term Loan, 4.86%, Maturing October 10, 2013	2,666,279
Crawford & Company
1,229,000	Term Loan, 5.45%, Maturing October 31, 2013	1,146,043
Crump Group, Inc.
1,013,058	Term Loan, 5.70%, Maturing August 4, 2014	932,014
Hub International Holdings, Inc.
606,670	Term Loan, 4.40%, Maturing June 13, 2014(3)	546,762
2,701,217	Term Loan, 5.20%, Maturing June 13, 2014	2,434,472
U.S.I. Holdings Corp.
1,836,125	Term Loan, 5.45%, Maturing May 4, 2014	1,725,958
		$14,146,044
Leisure Goods / Activities / Movies — 10.2%
	24 Hour Fitness Worldwide, Inc.
1,641,500	Term Loan, 5.93%, Maturing June 8, 2012	$1,469,143
AMC Entertainment, Inc.
2,832,813	Term Loan, 4.64%, Maturing January 26, 2013	2,682,067
AMF Bowling Worldwide, Inc.
1,000,000	Term Loan, 9.24%, Maturing December 8, 2013	775,000
Bombardier Recreational Products
1,822,785	Term Loan, 5.32%, Maturing June 28, 2013	1,619,240
Butterfly Wendel US, Inc.
295,675	Term Loan, 7.65%, Maturing June 22, 2013	262,658
295,675	Term Loan, 7.40%, Maturing June 22, 2014	262,165
Carmike Cinemas, Inc.
891,045	Term Loan, 6.49%, Maturing May 19, 2012	846,493
997,436	Term Loan, 6.60%, Maturing May 19, 2012	947,564
Cedar Fair, L.P.
3,984,062	Term Loan, 4.86%, Maturing August 30, 2012	3,799,246
Cinemark, Inc.
4,557,615	Term Loan, 4.66%, Maturing October 5, 2013	4,356,437

Principal Amount*	Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies (continued)
Deluxe Entertainment Services
59,055	Term Loan, 4.95%, Maturing January 28, 2011	$51,673
112,305	Term Loan, 4.95%, Maturing January 28, 2011	98,267
1,198,718	Term Loan, 5.04%, Maturing January 28, 2011	1,048,879
Easton-Bell Sports, Inc.
1,279,554	Term Loan, 4.65%, Maturing March 16, 2012	1,129,207
Fender Musical Instruments Corp.
335,563	Term Loan, 6.97%, Maturing June 9, 2014	278,517
662,768	Term Loan, 7.16%, Maturing June 9, 2014	550,097
HEI Acquisition, LLC
1,925,000	Term Loan, 6.91%, Maturing April 13, 2014	1,636,250
Mega Blocks, Inc.
1,604,625	Term Loan, 8.25%, Maturing July 26, 2012	1,410,064
Metro-Goldwyn-Mayer Holdings, Inc.
7,896,294	Term Loan, 5.95%, Maturing April 8, 2012	6,344,183
National CineMedia, LLC
2,750,000	Term Loan, 4.62%, Maturing February 13, 2015	2,563,393
Regal Cinemas Corp.
3,989,251	Term Loan, 4.20%, Maturing November 10, 2010	3,797,268
Revolution Studios Distribution Co., LLC
1,142,135	Term Loan, 6.62%, Maturing December 21, 2014	1,056,475
800,000	Term Loan, 9.87%, Maturing June 21, 2015	616,000
Six Flags Theme Parks, Inc.
3,126,375	Term Loan, 5.20%, Maturing April 30, 2015	2,793,222
Southwest Sports Group, LLC
1,875,000	Term Loan, 5.44%, Maturing December 22, 2010	1,650,000
Universal City Development Partners, Ltd.
1,721,345	Term Loan, 4.63%, Maturing June 9, 2011	1,680,464
WMG Acquisition Corp.
875,000	Revolving Loan, 0.00%, Maturing February 28, 2010(3)	783,125
9,663,595	Term Loan, 4.98%, Maturing February 28, 2011	8,932,786
Zuffa, LLC
1,365,337	Term Loan, 4.88%, Maturing June 20, 2016	921,603
		$54,361,486
Lodging and Casinos — 4.4%
Ameristar Casinos, Inc.
1,075,250	Term Loan, 5.02%, Maturing November 10, 2012	$1,040,304
Bally Technologies, Inc.
4,577,041	Term Loan, 7.36%, Maturing September 5, 2009	4,499,804
CCM Merger, Inc.
920,343	Term Loan, 4.78%, Maturing April 25, 2012	865,122

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*	Borrower/Tranche Description	Value
Lodging and Casinos (continued)
Isle of Capri Casinos, Inc.
1,328,198	Term Loan, 4.45%, Maturing November 30, 2013	$1,175,455
400,467	Term Loan, 4.45%, Maturing November 30, 2013	354,414
531,279	Term Loan, 4.45%, Maturing November 30, 2013	470,182
LodgeNet Entertainment Corp.
2,311,275	Term Loan, 4.70%, Maturing April 4, 2014	2,045,478
New World Gaming Partners, Ltd.
1,018,281	Term Loan, 5.19%, Maturing June 30, 2014	868,085
204,167	Term Loan, 5.19%, Maturing June 30, 2014	174,052
Penn National Gaming, Inc.
6,405,750	Term Loan, 4.93%, Maturing October 3, 2012	6,210,016
Venetian Casino Resort/Las Vegas Sands Inc.
865,000	Term Loan, 0.00%, Maturing May 14, 2014(3)	796,488
3,434,050	Term Loan, 4.45%, Maturing May 23, 2014	3,162,056
Wimar OpCo, LLC
1,883,308	Term Loan, 8.50%, Maturing January 3, 2012	1,816,804
		$23,478,260
Nonferrous Metals / Minerals — 2.4%
Alpha Natural Resources, LLC
815,937	Term Loan, 4.42%, Maturing October 26, 2012	$797,579
Euramax International, Inc.
580,533	Term Loan, 8.00%, Maturing June 28, 2012	487,067
501,316	Term Loan, 10.98%, Maturing June 28, 2013	351,548
248,684	Term Loan, 10.98%, Maturing June 28, 2013	174,390
Magnum Coal Co.
186,364	Term Loan, 9.75%, Maturing March 15, 2013	185,199
1,080,909	Term Loan, 9.75%, Maturing March 15, 2013	1,074,153
Murray Energy Corp.
902,100	Term Loan, 7.91%, Maturing January 28, 2010	856,995
Neo Material Technologies, Inc.
818,630	Term Loan, 6.62%, Maturing August 31, 2009	806,351
Noranda Aluminum Acquisition
2,230,769	Term Loan, 5.07%, Maturing May 18, 2014	2,119,230
Novelis, Inc.
628,066	Term Loan, 4.70%, Maturing June 28, 2014	598,233
1,381,746	Term Loan, 4.70%, Maturing June 28, 2014	1,316,113
Oxbow Carbon and Mineral Holdings
273,862	Term Loan, 4.86%, Maturing May 8, 2014	248,416
3,059,083	Term Loan, 4.88%, Maturing May 8, 2014	2,774,842
Thompson Creek Metals Co.
1,048,782	Term Loan, 7.48%, Maturing October 26, 2012	1,038,294
		$12,828,410

Principal Amount*	Borrower/Tranche Description	Value
Oil and Gas — 2.5%
Atlas Pipeline Partners, L.P.
1,500,000	Term Loan, 5.62%, Maturing July 20, 2014	$1,465,625
Big West Oil, LLC
398,750	Term Loan, 4.97%, Maturing May 1, 2014(3)	375,323
320,813	Term Loan, 5.00%, Maturing May 1, 2014	301,965
Concho Resources, Inc.
359,497	Term Loan, 7.15%, Maturing March 27, 2012	357,250
Dresser, Inc.
1,448,620	Term Loan, 5.31%, Maturing May 4, 2014	1,400,333
1,000,000	Term Loan, 8.82%, Maturing May 4, 2015	927,500
Dynegy Holdings, Inc.
2,772,266	Term Loan, 4.36%, Maturing April 2, 2013	2,617,483
227,163	Term Loan, 4.36%, Maturing April 2, 2013	214,480
Enterprise GP Holdings, L.P.
1,125,000	Term Loan, 4.96%, Maturing October 31, 2014	1,106,719
Niska Gas Storage
51,468	Term Loan, 4.55%, Maturing May 13, 2011	49,409
97,401	Term Loan, 4.59%, Maturing May 13, 2011	93,667
65,979	Term Loan, 4.60%, Maturing May 13, 2011	63,339
602,577	Term Loan, 4.53%, Maturing May 12, 2013	579,479
Primary Natural Resources, Inc.
1,519,000	Term Loan, 5.00%, Maturing July 28, 2010	1,440,923
Targa Resources, Inc.
1,365,968	Term Loan, 4.57%, Maturing October 31, 2012	1,314,061
967,009	Term Loan, 6.83%, Maturing October 31, 2012	930,263
		$13,237,819
Publishing — 11.0%
American Media Operations, Inc.
4,275,000	Term Loan, 7.25%, Maturing January 31, 2013	$3,916,969
Aster Zweite Beteiligungs GmbH
775,000	Term Loan, 4.88%, Maturing September 27, 2013	674,250
CanWest MediaWorks, Ltd.
794,000	Term Loan, 5.09%, Maturing July 10, 2014	762,240
Dex Media West, LLC
2,418,970	Term Loan, 4.48%, Maturing March 9, 2010	2,363,334
GateHouse Media Operating, Inc.
871,739	Term Loan, 4.75%, Maturing August 28, 2014	591,148
2,078,261	Term Loan, 5.09%, Maturing August 28, 2014	1,409,321
675,000	Term Loan, 5.25%, Maturing August 28, 2014	464,063
Idearc, Inc.
10,373,987	Term Loan, 4.71%, Maturing November 17, 2014	8,584,474

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Publishing (continued)
	Laureate Education, Inc.
	351,599	Term Loan, 0.00%, Maturing August 17, 2014(3)	$325,581
	2,361,425	Term Loan, 5.97%, Maturing August 17, 2014	2,186,679
	Local Insight Regatta Holdings, Inc.
	1,700,000	Term Loan, 7.75%, Maturing April 23, 2015	1,569,313
	MediaNews Group, Inc.
	957,938	Term Loan, 5.13%, Maturing August 2, 2013	704,084
	Mediannuaire Holding
EUR	500,000	Term Loan, 8.61%, Maturing April 10, 2016	638,573
	Merrill Communications, LLC
	1,284,129	Term Loan, 4.95%, Maturing February 9, 2009	1,117,192
	1,000,000	Term Loan, 9.52%, Maturing November 15, 2013	842,500
	Nebraska Book Co., Inc.
	1,391,243	Term Loan, 5.13%, Maturing March 4, 2011	1,279,944
	Nelson Education, Ltd.
	497,500	Term Loan, 5.20%, Maturing July 5, 2014	440,288
	Nielsen Finance, LLC
	6,821,155	Term Loan, 5.10%, Maturing August 9, 2013	6,468,727
	Philadelphia Newspapers, LLC
	709,883	Term Loan, 6.60%, Maturing June 29, 2013	606,950
	R.H. Donnelley Corp.
	2,884,769	Term Loan, 4.41%, Maturing June 30, 2010	2,740,981
	Reader's Digest Association, Inc. (The)
	3,267,000	Term Loan, 4.94%, Maturing March 2, 2014	2,750,814
	SGS International, Inc.
	684,250	Term Loan, 6.91%, Maturing December 30, 2011	632,931
	Source Media, Inc.
	1,618,326	Term Loan, 4.95%, Maturing November 8, 2011	1,480,769
	TL Acquisitions, Inc.
	1,915,375	Term Loan, 5.34%, Maturing July 5, 2014	1,780,500
	Trader Media Corp.
GBP	2,334,000	Term Loan, 8.00%, Maturing March 23, 2015	3,840,612
	Tribune Co.
	1,866,667	Term Loan, 5.48%, Maturing May 17, 2009	1,780,333
	3,945,188	Term Loan, 5.54%, Maturing May 17, 2014	2,934,233
	Xsys US, Inc.
	1,872,229	Term Loan, 4.88%, Maturing September 27, 2013	1,628,840
	1,896,271	Term Loan, 4.88%, Maturing September 27, 2014	1,652,917
	Yell Group, PLC
	2,600,000	Term Loan, 4.86%, Maturing February 10, 2013	2,313,535
			$58,482,095

	Principal Amount*	Borrower/Tranche Description	Value
	Radio and Television — 6.8%
	Block Communications, Inc.
	830,875	Term Loan, 4.70%, Maturing December 22, 2011	$789,331
	Citadel Broadcasting Corp.
	1,000,000	Term Loan, 4.39%, Maturing June 12, 2014	862,500
	CMP KC, LLC
	971,188	Term Loan, 6.75%, Maturing May 5, 2013	752,671
	CMP Susquehanna Corp.
	1,325,500	Term Loan, 4.85%, Maturing May 5, 2013	1,038,308
	Discovery Communications, Inc.
	1,406,813	Term Loan, 4.70%, Maturing April 30, 2014	1,365,928
	Emmis Operating Co.
	795,433	Term Loan, 4.67%, Maturing November 2, 2013	692,822
	Entravision Communications Corp.
	1,245,500	Term Loan, 4.20%, Maturing September 29, 2013	1,111,609
	Gray Television, Inc.
	1,259,094	Term Loan, 4.19%, Maturing January 19, 2015	1,098,560
	HIT Entertainment, Inc.
	750,335	Term Loan, 5.07%, Maturing March 20, 2012	679,053
	NEP II, Inc.
	618,746	Term Loan, 4.95%, Maturing February 16, 2014	561,770
	Nexstar Broadcasting, Inc.
	1,785,803	Term Loan, 4.45%, Maturing October 1, 2012	1,642,939
	1,690,591	Term Loan, 4.65%, Maturing October 1, 2012	1,555,344
	NextMedia Operating, Inc.
	106,894	Term Loan, 6.72%, Maturing November 15, 2012	95,136
	240,515	Term Loan, 6.80%, Maturing November 15, 2012	214,058
	PanAmSat Corp.
	2,144,700	Term Loan, 5.18%, Maturing January 3, 2014	2,038,136
	2,144,056	Term Loan, 5.18%, Maturing January 3, 2014	2,037,524
	2,144,056	Term Loan, 5.18%, Maturing January 3, 2014	2,037,524
	Paxson Communications Corp.
	2,500,000	Term Loan, 5.96%, Maturing January 15, 2012	2,000,000
	Raycom TV Broadcasting, LLC
	875,000	Term Loan, 4.44%, Maturing June 25, 2014	822,500
	SFX Entertainment
	1,142,062	Term Loan, 5.45%, Maturing June 21, 2013	1,050,697
	Sirius Satellite Radio, Inc.
	497,500	Term Loan, 5.13%, Maturing December 19, 2012	430,338
	Tyrol Acquisition 2 SAS
EUR	800,000	Term Loan, 6.39%, Maturing January 19, 2015	1,054,729
EUR	800,000	Term Loan, 6.65%, Maturing January 19, 2016	1,054,729
	Univision Communications, Inc.
	1,000,000	Term Loan, Maturing March 29, 2009(2)	960,000
	2,750,000	Term Loan, 5.36%, Maturing March 29, 2009	2,646,251
	7,625,000	Term Loan, 5.15%, Maturing September 29, 2014	6,440,746

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*	Borrower/Tranche Description	Value
Radio and Television (continued)
Young Broadcasting, Inc.
980,000	Term Loan, 5.25%, Maturing November 3, 2012	$885,675
714,788	Term Loan, 5.36%, Maturing November 3, 2012	645,989
		$36,564,867
Rail Industries — 0.6%
Kansas City Southern Railway Co.
1,989,562	Term Loan, 4.99%, Maturing April 26, 2013	$1,922,415
RailAmerica, Inc.
1,550,000	Term Loan, 5.32%, Maturing August 14, 2008	1,511,250
		$3,433,665
Retailers (Except Food and Drug) — 3.3%
American Achievement Corp.
341,791	Term Loan, 4.98%, Maturing March 25, 2011	$316,157
Amscan Holdings, Inc.
495,000	Term Loan, 5.16%, Maturing May 25, 2013	423,225
Claire's Stores, Inc.
347,375	Term Loan, 5.56%, Maturing May 24, 2014	277,792
Cumberland Farms, Inc.
1,543,345	Term Loan, 4.86%, Maturing September 29, 2013	1,450,745
Educate, Inc.
500,000	Term Loan, 7.95%, Maturing June 14, 2014	412,500
Harbor Freight Tools USA, Inc.
643,267	Term Loan, 5.15%, Maturing July 15, 2010	563,663
Josten's Corp.
1,509,741	Term Loan, 6.72%, Maturing October 4, 2011	1,454,384
Mapco Express, Inc.
501,025	Term Loan, 5.62%, Maturing April 28, 2011	473,469
Neiman Marcus Group, Inc.
802,215	Term Loan, 4.76%, Maturing April 5, 2013	767,954
Orbitz Worldwide, Inc.
1,174,100	Term Loan, 5.79%, Maturing July 25, 2014	1,009,726
Oriental Trading Co., Inc.
1,125,000	Term Loan, 8.87%, Maturing January 31, 2013	843,750
2,580,881	Term Loan, 5.23%, Maturing July 31, 2013	2,090,514
Rent-A-Center, Inc.
960,669	Term Loan, 4.92%, Maturing November 15, 2012	904,230
Rover Acquisition Corp.
2,221,875	Term Loan, 5.03%, Maturing October 26, 2013	2,023,017
Savers, Inc.
337,500	Term Loan, 5.48%, Maturing August 11, 2012	317,250
368,271	Term Loan, 5.49%, Maturing August 11, 2012	346,175

	Principal Amount*	Borrower/Tranche Description	Value
	Retailers (Except Food and Drug) (continued)
	The Yankee Candle Company, Inc.
	2,200,250	Term Loan, 4.61%, Maturing February 6, 2014	$2,008,828
	Vivarte
EUR	750,000	Term Loan, 6.35%, Maturing May 29, 2015	923,790
EUR	750,000	Term Loan, 6.85%, Maturing May 29, 2016	924,321
			$17,531,490
	Steel — 0.5%
	Algoma Acquisition Corp.
	1,046,089	Term Loan, 7.33%, Maturing June 20, 2013	$970,248
	Niagara Corp.
	2,014,800	Term Loan, 7.86%, Maturing June 29, 2014	1,672,284
			$2,642,532
	Surface Transport — 0.5%
	Gainey Corp.
	1,212,597	Term Loan, 9.82%, Maturing April 20, 2012	$585,078
	Oshkosh Truck Corp.
	925,625	Term Loan, 4.76%, Maturing December 6, 2013	888,857
	Ozburn-Hessey Holding Co., LLC
	487,613	Term Loan, 6.16%, Maturing August 9, 2012	443,728
	Swift Transportation Co., Inc.
	805,814	Term Loan, 6.50%, Maturing May 10, 2014	600,499
			$2,518,162
	Telecommunications — 5.9%
	Alaska Communications Systems Holdings, Inc.
	985,347	Term Loan, 4.45%, Maturing February 1, 2012	$935,025
	Alltell Communication
	1,496,241	Term Loan, 5.55%, Maturing May 16, 2014	1,377,892
	2,000,000	Term Loan, Maturing May 16, 2015(2)	1,832,500
	1,144,250	Term Loan, 5.47%, Maturing May 16, 2015	1,063,049
	Asurion Corp.
	1,900,000	Term Loan, 6.10%, Maturing July 13, 2012	1,758,292
	1,000,000	Term Loan, 9.39%, Maturing January 13, 2013	898,750
	Centennial Cellular Operating Co., LLC
	4,445,833	Term Loan, 4.72%, Maturing February 9, 2011	4,345,802
	CommScope, Inc.
	1,138,883	Term Loan, 5.19%, Maturing November 19, 2014	1,089,057
	FairPoint Communications, Inc.
	1,000,000	Term Loan, Maturing March 31, 2015(2)	887,500
	3,425,000	Term Loan, 5.63%, Maturing March 31, 2015	3,040,608
	Intelsat Bermuda, Ltd.
	1,075,000	Term Loan, 5.20%, Maturing February 1, 2014	1,074,194

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Telecommunications (continued)
	Intelsat Subsidiary Holding Co.
	960,375	Term Loan, 5.18%, Maturing July 3, 2013	$920,039
	Iowa Telecommunications Services
	2,616,000	Term Loan, 4.44%, Maturing November 23, 2011	2,553,870
	IPC Systems, Inc.
	1,091,750	Term Loan, 4.95%, Maturing May 31, 2014	834,279
	500,000	Term Loan, 7.95%, Maturing May 31, 2015	350,834
	Macquarie UK Broadcast Ventures, Ltd.
GBP	775,000	Term Loan, 7.95%, Maturing December 26, 2014	1,335,386
	NTelos, Inc.
	1,168,801	Term Loan, 5.27%, Maturing August 24, 2011	1,144,694
	Palm, Inc.
	771,125	Term Loan, 6.39%, Maturing April 24, 2014	560,993
	Stratos Global Corp.
	987,000	Term Loan, 5.44%, Maturing February 13, 2012	938,267
	Telesat Canada, Inc.
	51,523	Term Loan, 5.89%, Maturing October 22, 2014(3)	48,782
	601,417	Term Loan, 5.90%, Maturing October 22, 2014	569,420
	Trilogy International Partners
	850,000	Term Loan, 6.20%, Maturing June 29, 2012	726,750
	Windstream Corp.
	3,066,732	Term Loan, 4.22%, Maturing July 17, 2013	2,999,374
			$31,285,357
	Utilities — 3.6%
	AEI Finance Holding, LLC
	269,751	Revolving Loan, 5.70%, Maturing March 30, 2012	$238,730
	1,989,275	Term Loan, 5.69%, Maturing March 30, 2014	1,760,509
	Astoria Generating Co.
	1,000,000	Term Loan, 6.35%, Maturing August 23, 2013	925,000
	BRSP, LLC
	1,775,173	Term Loan, 7.91%, Maturing July 13, 2009	1,650,911
	Calpine Corp.
	841,516	DIP Loan, 5.58%, Maturing March 30, 2009	793,204
	Covanta Energy Corp.
	569,072	Term Loan, 4.09%, Maturing February 9, 2014	544,649
	1,144,369	Term Loan, 5.08%, Maturing February 9, 2014	1,095,256
	Electricinvest Holding Co.
EUR	476,616	Term Loan, 8.50%, Maturing October 24, 2012	654,235
GBP	480,000	Term Loan, 9.63%, Maturing October 24, 2012	837,376
	LS Power Acquisition Co.
	580,904	Term Loan, 6.45%, Maturing November 1, 2014	575,822
	Mirant North America, LLC
	658,100	Term Loan, 4.61%, Maturing January 3, 2013	641,882

Principal Amount*	Borrower/Tranche Description	Value
Utilities (continued)
NRG Energy, Inc.
2,093,940	Term Loan, 4.20%, Maturing June 1, 2014	$2,013,585
4,287,047	Term Loan, 4.20%, Maturing June 1, 2014	4,122,531
Pike Electric, Inc.
146,240	Term Loan, 4.25%, Maturing July 1, 2012	139,294
339,771	Term Loan, 4.44%, Maturing December 10, 2012	323,632
TXU Texas Competitive Electric Holdings Co., LLC
1,500,000	Term Loan, Maturing October 10, 2014(2)	1,439,063
845,750	Term Loan, 6.58%, Maturing October 10, 2014	811,391
845,750	Term Loan, 6.58%, Maturing October 10, 2014	810,810
		$19,377,880
Total Senior Floating-Rate Interests (identified cost $911,472,560)		$840,342,189
Corporate Bonds & Notes — 11.8%
Principal Amount (000's omitted)	Security	Value
Aerospace and Defense — 0.1%
Alion Science and Technologies, Corp.
145	10.25%, 2/1/15	$92,981
DRS Technologies, Inc., Sr. Sub. Notes
80	7.625%, 2/1/18	82,000
Hawker Beechcraft Acquisition
120	9.75%, 4/1/17	127,200
Vought Aircraft Industries, Inc., Sr. Notes
55	8.00%, 7/15/11	52,525
		$354,706
Air Transport — 0.0%
Continental Airlines
212	7.033%, 6/15/11	$193,832
		$193,832
Automotive — 0.2%
Allison Transmission, Inc.
165	11.00%, 11/1/15(5)	$162,937
Altra Industrial Motion, Inc.
225	9.00%, 12/1/11	223,875
110	9.00%, 12/1/11	109,450

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount (000's omitted)	Security	Value
	Automotive (continued)
	American Axle & Manufacturing, Inc.
	135	7.875%, 3/1/17	$121,500
	Commercial Vehicle Group, Inc., Sr. Notes
	100	8.00%, 7/1/13	86,250
	Tenneco, Inc., Sr. Notes
	55	8.125%, 11/15/15(5)	56,650
			$760,662
	Broadcast Radio and Television — 0.0%
	Warner Music Group, Sr. Sub. Notes
	85	7.375%, 4/15/14	$70,975
			$70,975
	Brokers / Dealers / Investment Houses — 0.0%
	Nuveen Investments, Inc.
	30	5.00%, 9/15/10	$26,475
	Nuveen Investments, Inc., Sr. Notes
	180	10.50%, 11/15/15(5)	174,150
			$200,625
	Building and Development — 0.7%
	Grohe Holding GMBH, Variable Rate
EUR	2,000	7.622%, 1/15/14(8)	$2,841,342
	Interface, Inc.
	500	10.375%, 2/1/10	526,250
	Nortek, Inc., Sr. Sub. Notes
	150	8.50%, 9/1/14	110,625
	Panolam Industries International, Sr. Sub. Notes
	425	10.75%, 10/1/13	342,125
	Stanley Martin Co.
	80	9.75%, 8/15/15	39,600
			$3,859,942
	Business Equipment and Services — 0.7%
	Affinion Group, Inc.
	95	10.125%, 10/15/13	$96,425
	205	11.50%, 10/15/15	202,181
	Ceridian Corp., Sr. Notes
	350	11.25%, 11/15/15(5)	330,312
	Education Management, LLC, Sr. Notes
	415	8.75%, 6/1/14	371,425

Principal Amount (000's omitted)	Security	Value
Business Equipment and Services (continued)
Education Management, LLC, Sr. Sub. Notes
595	10.25%, 6/1/16	$502,775
KAR Holdings, Inc., Sr. Notes
20	8.75%, 5/1/14	19,300
KAR Holdings, Inc., Sr. Sub. Notes, Variable Rate
130	7.239%, 5/1/14	118,137
MediMedia USA, Inc., Sr. Sub. Notes
170	11.375%, 11/15/14(5)	174,250
Neff Corp., Sr. Notes
40	10.00%, 6/1/15	19,800
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
15	9.875%, 8/15/11	15,797
Rental Service Corp.
340	9.50%, 12/1/14	306,000
Safety Products Holdings, Inc. Sr. Notes (PIK)
481	11.75%, 1/1/12	501,141
SunGard Data Systems, Inc.
85	9.125%, 8/15/13	89,250
Travelport, LLC
475	9.875%, 9/1/14	461,344
70	11.875%, 9/1/16	64,400
United Rentals North America, Inc.
20	6.50%, 2/15/12	18,850
West Corp.
545	9.50%, 10/15/14	523,200
		$3,814,587
Cable and Satellite Television — 0.3%
Cablevision Systems Corp., Sr. Notes, Series B
75	8.00%, 4/15/12	$75,000
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
730	8.75%, 11/15/13	675,250
Charter Communications, Inc., Sr. Notes
180	10.875%, 9/15/14(5)	191,250
Kabel Deutschland GmbH
190	10.625%, 7/1/14	198,550
Mediacom Broadband Group Corp., LLC, Sr. Notes
160	8.50%, 10/15/15	148,000
National Cable PLC
40	8.75%, 4/15/14	38,900
		$1,326,950

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Chemicals and Plastics — 0.5%
Berry Plastics, Variable Rate
2,000	7.568%, 2/15/15(5)(8)	$1,940,000
CII Carbon, LLC
100	11.125%, 11/15/15(5)	96,500
INEOS Group Holdings PLC
225	8.50%, 2/15/16(5)	183,375
Nova Chemicals Corp., Sr. Notes, Variable Rate
195	7.863%, 11/15/13	169,650
Reichhold Industries, Inc., Sr. Notes
445	9.00%, 8/15/14(5)	447,225
		$2,836,750
Clothing / Textiles — 0.3%
Levi Strauss & Co., Sr. Notes
385	9.75%, 1/15/15	$404,250
75	8.875%, 4/1/16	76,687
Oxford Industries, Inc., Sr. Notes
790	8.875%, 6/1/11	756,425
Perry Ellis International, Inc., Sr. Sub. Notes
325	8.875%, 9/15/13	310,375
Phillips Van Heusen, Sr. Notes
55	7.25%, 2/15/11	55,962
		$1,603,699
Conglomerates — 0.1%
RBS Global & Rexnord Corp.
175	9.50%, 8/1/14	$175,875
155	11.75%, 8/1/16	149,575
		$325,450
Containers and Glass Products — 0.7%
Berry Plastics Corp., Variable Rate
2,000	7.568%, 2/15/15	$1,820,626
Intertape Polymer US, Inc., Sr. Sub. Notes
310	8.50%, 8/1/14	266,600
Pliant Corp. (PIK)
1,358	11.85%, 6/15/09	1,303,916
Smurfit-Stone Container Enterprises, Inc., Sr. Notes
345	8.00%, 3/15/17	293,250
		$3,684,392
Cosmetics / Toiletries — 0.0%
Bausch & Lomb, Inc., Sr. Notes
195	9.875%, 11/1/15(5)	$208,162
		$208,162

Principal Amount (000's omitted)	Security	Value
Ecological Services and Equipment — 0.1%
Waste Services, Inc., Sr. Sub. Notes
440	9.50%, 4/15/14	$433,400
		$433,400
Electronics / Electrical — 0.4%
Advanced Micro Devices, Inc., Sr. Notes
445	7.75%, 11/1/12	$363,787
Amkor Technologies, Inc., Sr. Notes
340	7.75%, 5/15/13	326,825
Avago Technologies Finance
170	10.125%, 12/1/13	181,900
215	11.875%, 12/1/15	232,200
NXP BV/NXP Funding, LLC
105	7.875%, 10/15/14	104,212
NXP BV/NXP Funding, LLC, Variable Rate
775	5.463%, 10/15/13(8)	715,906
		$1,924,830
Equipment Leasing — 0.1%
Hertz Corp.
330	10.50%, 1/1/16	$333,712
		$333,712
Financial Intermediaries — 0.4%
E*Trade Financial Corp.
190	7.875%, 12/1/15	$153,900
Ford Motor Credit Co.
715	7.375%, 10/28/09	688,513
Ford Motor Credit Co., Sr. Notes
50	5.80%, 1/12/09	48,898
415	7.875%, 6/15/10	395,198
15	9.875%, 8/10/11	14,524
240	12.00%, 5/15/15	246,714
General Motors Acceptance Corp.
210	6.375%, 5/1/08	210,000
160	7.75%, 1/19/10	147,275
70	7.25%, 3/2/11	59,417
General Motors Acceptance Corp., Variable Rate
110	4.315%, 5/15/09	100,384
		$2,064,823

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Food Products — 0.2%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
520	11.50% (0.00% until 2008), 11/1/11	$481,000
Dole Foods Co., Sr. Notes
495	8.625%, 5/1/09	481,387
Pierre Foods, Inc., Sr. Sub. Notes
55	9.875%, 7/15/12	26,675
		$989,062
Food Service — 0.1%
El Pollo Loco, Inc.
370	11.75%, 11/15/13	$360,750
NPC International, Inc., Sr. Sub. Notes
390	9.50%, 5/1/14	360,750
		$721,500
Food / Drug Retailers — 0.3%
General Nutrition Center, Sr. Notes, Variable Rate (PIK)
400	7.199%, 3/15/14	$351,000
General Nutrition Center, Sr. Sub. Notes
365	10.75%, 3/15/15	320,287
Rite Aid Corp.
685	6.125%, 12/15/08(5)	673,012
285	7.50%, 1/15/15	275,025
120	7.50%, 3/1/17	111,900
		$1,731,224
Forest Products — 0.2%
Georgia-Pacific Corp.
5	9.50%, 12/1/11	$5,300
Jefferson Smurfit Corp., Sr. Notes
145	8.25%, 10/1/12	132,675
75	7.50%, 6/1/13	65,062
NewPage Corp.
260	10.00%, 5/1/12(5)	278,850
245	10.00%, 5/1/12	262,762
260	12.00%, 5/1/13	276,900
NewPage Corp., Variable Rate
135	9.489%, 5/1/12	141,412
Rock-Tenn Co.
60	9.25%, 3/15/16(5)	63,300
		$1,226,261

Principal Amount (000's omitted)	Security	Value
Healthcare — 0.7%
Accellent, Inc.
210	10.50%, 12/1/13	$180,600
Advanced Medical Optics, Inc., Sr. Sub. Notes
70	7.50%, 5/1/17	63,700
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
325	10.00%, 2/15/15	346,938
Biomet, Inc.
400	11.625%, 10/15/17(5)	427,000
HCA, Inc.
264	8.75%, 9/1/10	272,580
30	7.875%, 2/1/11	30,525
135	9.125%, 11/15/14	143,438
285	9.25%, 11/15/16	307,088
MultiPlan Inc., Sr. Sub. Notes
485	10.375%, 4/15/16(5)	472,875
National Mentor Holdings, Inc.
315	11.25%, 7/1/14	324,450
Res-Care, Inc., Sr. Notes
195	7.75%, 10/15/13	186,225
Service Corp. International, Sr. Notes
120	7.00%, 6/15/17	120,900
US Oncology, Inc.
265	9.00%, 8/15/12	270,300
515	10.75%, 8/15/14	522,725
		$3,669,344
Home Furnishings — 0.0%
Interline Brands, Inc., Sr. Sub. Notes
135	8.125%, 6/15/14	$131,963
		$131,963
Industrial Equipment — 0.1%
Chart Industries, Inc., Sr. Sub. Notes
195	9.125%, 10/15/15	$199,875
ESCO Corp., Sr. Notes
145	8.625%, 12/15/13(5)	145,000
ESCO Corp., Sr. Notes, Variable Rate
145	6.675%, 12/15/13(5)	132,675
		$477,550
Insurance — 0.0%
Alliant Holdings I, Inc.
100	11.00%, 5/1/15(5)	$82,500
		$82,500

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Leisure Goods / Activities / Movies — 0.5%
AMC Entertainment, Inc.
420	11.00%, 2/1/16	$420,000
Bombardier, Inc., Sr. Notes
130	8.00%, 11/15/14(5)	139,100
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
195	12.50%, 4/1/13(5)	177,450
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
360	7.383%, 4/1/12(5)	329,400
Marquee Holdings, Inc., Sr. Disc. Notes
665	9.505%, 8/15/14	522,025
Universal City Development Partners, Sr. Notes
240	11.75%, 4/1/10	249,000
Universal City Florida Holdings, Sr. Notes, Variable Rate
680	7.989%, 5/1/10	675,750
		$2,512,725
Lodging and Casinos — 1.1%
Buffalo Thunder Development Authority
480	9.375%, 12/15/14(5)	$328,800
CCM Merger, Inc.
230	8.00%, 8/1/13(5)	198,950
Chukchansi EDA, Sr. Notes, Variable Rate
280	8.238%, 11/15/12(5)	241,500
Fontainebleau Las Vegas Casino, LLC
485	10.25%, 6/15/15(5)	350,413
Galaxy Entertainment Finance
300	9.875%, 12/15/12(5)	304,500
Greektown Holdings, LLC, Sr. Notes
100	10.75%, 12/1/13(5)	92,500
Indianapolis Downs, LLC & Capital Corp., Sr. Notes
165	11.00%, 11/1/12(5)	149,325
Inn of the Mountain Gods, Sr. Notes
570	12.00%, 11/15/10	495,900
Majestic HoldCo, LLC
140	12.50% (0.00% until 2008), 10/15/11(5)	14,700
Majestic Star Casino, LLC
340	9.50%, 10/15/10	299,200
MGM Mirage, Inc.
160	7.50%, 6/1/16	145,600
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
45	8.00%, 4/1/12	42,300
215	7.125%, 8/15/14	185,438
180	6.875%, 2/15/15	153,450

Principal Amount (000's omitted)	Security	Value
Lodging and Casinos (continued)
OED Corp./Diamond Jo, LLC
475	8.75%, 4/15/12	$434,625
Park Place Entertainment
530	7.875%, 3/15/10	500,850
Pinnacle Entertainment, Inc.
25	8.25%, 3/15/12	25,000
Pinnacle Entertainment, Inc., Sr. Sub. Notes
140	7.50%, 6/15/15(5)	116,550
Pokagon Gaming Authority, Sr. Notes
102	10.375%, 6/15/14(5)	109,395
San Pasqual Casino
110	8.00%, 9/15/13(5)	103,125
Seminole Hard Rock Entertainment, Variable Rate
175	5.30%, 3/15/14(5)	147,438
Station Casinos, Inc.
55	7.75%, 8/15/16	46,063
Station Casinos, Inc., Sr. Notes
240	6.00%, 4/1/12	203,700
Trump Entertainment Resorts, Inc.
845	8.50%, 6/1/15	547,138
Tunica-Biloxi Gaming Authority, Sr. Notes
310	9.00%, 11/15/15(5)	303,800
Turning Stone Resort Casinos, Sr. Notes
75	9.125%, 9/15/14(5)	74,250
Waterford Gaming, LLC, Sr. Notes
328	8.625%, 9/15/14(5)	318,160
		$5,932,670
Nonferrous Metals / Minerals — 0.2%
Aleris International, Inc., Sr. Notes
405	9.00%, 12/15/14	$299,700
Aleris International, Inc., Sr. Sub. Notes
110	10.00%, 12/15/16	68,750
FMG Finance PTY, Ltd.
490	10.625%, 9/1/16(5)	559,825
FMG Finance PTY, Ltd., Variable Rate
195	7.076%, 9/1/11(5)	189,638
		$1,117,913
Oil and Gas — 1.1%
Allis-Chalmers Energy, Inc., Sr. Notes
425	9.00%, 1/15/14	$412,250
Cimarex Energy Co., Sr. Notes
120	7.125%, 5/1/17	122,400

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Oil and Gas (continued)
Clayton Williams Energy, Inc.
160	7.75%, 8/1/13	$150,400
Compton Pet Finance Corp.
360	7.625%, 12/1/13	357,300
Denbury Resources, Inc., Sr. Sub. Notes
50	7.50%, 12/15/15	51,750
El Paso Corp., Sr. Notes
225	9.625%, 5/15/12	247,442
Encore Acquisition Co., Sr. Sub. Notes
155	7.25%, 12/1/17	151,125
Forbes Energy Services, Sr. Notes
225	11.00%, 2/15/15(5)	226,125
OPTI Canada, Inc., Sr. Notes
95	7.875%, 12/15/14	97,138
180	8.25%, 12/15/14	186,750
Parker Drilling Co., Sr. Notes
100	9.625%, 10/1/13	105,500
Petrohawk Energy Corp., Sr. Notes
795	9.125%, 7/15/13	844,688
Petroleum Development Corp., Sr. Notes
115	12.00%, 2/15/18(5)	120,750
Petroplus Finance, Ltd.
350	7.00%, 5/1/17(5)	327,250
Plains Exploration & Production Co.
255	7.00%, 3/15/17	252,450
Quicksilver Resources, Inc.
210	7.125%, 4/1/16	208,950
SemGroup L.P., Sr. Notes
540	8.75%, 11/15/15(5)	514,350
SESI, LLC, Sr. Notes
60	6.875%, 6/1/14	59,100
Stewart & Stevenson, LLC, Sr. Notes
415	10.00%, 7/15/14	404,625
United Refining Co., Sr. Notes
865	10.50%, 8/15/12	847,700
VeraSun Energy Corp.
105	9.875%, 12/15/12	96,863
		$5,784,906
Publishing — 0.4%
CanWest Media, Inc.
310	8.00%, 9/15/12	$298,328
Dex Media West/Finance, Series B
127	9.875%, 8/15/13	120,015

Principal Amount (000's omitted)	Security	Value
Publishing (continued)
Harland Clarke Holdings
160	9.50%, 5/15/15	$130,000
Idearc, Inc., Sr. Notes
270	8.00%, 11/15/16	176,850
Nielsen Finance, LLC
175	10.00%, 8/1/14	182,875
365	10.00%, 8/1/14(5)	381,425
145	12.50% (0.00% until 2011), 8/1/16	105,125
R.H. Donnelley Corp.
580	8.875%, 10/15/17(5)	377,000
Reader's Digest Association, Inc., (The), Sr. Sub. Notes
595	9.00%, 2/15/17(5)	428,400
		$2,200,018
Radio and Television — 0.0%
Rainbow National Services, LLC, Sr. Sub. Debs.
145	10.375%, 9/1/14(5)	$156,600
		$156,600
Rail Industries — 0.1%
American Railcar Industry, Sr. Notes
175	7.50%, 3/1/14	$158,375
Kansas City Southern Mexico, Sr. Notes
245	7.625%, 12/1/13	235,506
100	7.375%, 6/1/14(5)	95,125
		$489,006
Retailers (Except Food and Drug) — 0.9%
Amscan Holdings, Inc., Sr. Sub. Notes
400	8.75%, 5/1/14	$364,000
GameStop Corp.
1,255	8.00%, 10/1/12	1,342,850
Michaels Stores, Inc., Sr. Notes
160	10.00%, 11/1/14	156,000
Michaels Stores, Inc., Sr. Sub. Notes
225	11.375%, 11/1/16	203,063
Neiman Marcus Group, Inc.
310	9.00%, 10/15/15	323,950
1,300	10.375%, 10/15/15	1,371,500
Sally Holdings, LLC, Sr. Notes
360	10.50%, 11/15/16	360,000

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Retailers (Except Food and Drug) (continued)
Toys "R" US
330	7.375%, 10/15/18	$246,675
Yankee Acquisition Corp., Series B
535	8.50%, 2/15/15	454,750
185	9.75%, 2/15/17	149,388
		$4,972,176
Steel — 0.1%
RathGibson, Inc., Sr. Notes
445	11.25%, 2/15/14	$434,988
Ryerson, Inc., Sr. Notes
30	12.00%, 11/1/15(5)	29,850
Ryerson, Inc., Sr. Notes, Variable Rate
20	10.614%, 11/1/14(5)	18,300
Steel Dynamics, Inc., Sr. Notes
205	7.375%, 11/1/12(5)	209,613
		$692,751
Surface Transport — 0.0%
CEVA Group, PLC, Sr. Notes
210	10.00%, 9/1/14(5)	$217,350
		$217,350
Telecommunications — 0.6%
Centennial Cellular Operating Co./ Centennial Communication Corp., Sr. Notes
205	10.125%, 6/15/13	$214,738
Digicel Group, Ltd., Sr. Notes
300	9.25%, 9/1/12(5)	304,500
205	8.875%, 1/15/15(5)	176,300
467	9.125%, 1/15/15(5)	396,950
Intelsat Bermuda, Ltd.
325	9.25%, 6/15/16	329,469
Qwest Communications International, Inc.
500	7.50%, 2/15/14	493,750
Qwest Corp., Sr. Notes
140	7.625%, 6/15/15	141,050
Qwest Corp., Sr. Notes, Variable Rate
925	6.05%, 6/15/13	890,313
Windstream Corp., Sr. Notes
190	8.125%, 8/1/13	197,600
60	8.625%, 8/1/16	63,150
Windstream Regatta Holdings, Inc., Sr. Sub. Notes
90	11.00%, 12/1/17(5)	60,750
		$3,268,570

Principal Amount (000's omitted)	Security	Value
Utilities — 0.4%
AES Corp.
55	8.00%, 10/15/17	$57,613
Dynegy Holdings, Inc., Sr. Notes
90	8.375%, 5/1/16	94,275
30	7.75%, 6/1/19	30,000
Edison Mission Energy, Sr. Notes
25	7.50%, 6/15/13	26,125
Energy Future Holdings, Sr. Notes
370	10.875%, 11/1/17(5)	395,900
NGC Corp.
390	7.625%, 10/15/26	359,775
NRG Energy, Inc.
140	7.25%, 2/1/14	144,200
355	7.375%, 1/15/17	366,538
NRG Energy, Inc., Sr. Notes
120	7.375%, 2/1/16	123,900
Reliant Energy, Inc., Sr. Notes
20	7.625%, 6/15/14	20,900
Texas Competitive Electric Holdings Co., LLC, Series A, Sr. Notes
240	10.25%, 11/1/15(5)	251,400
Texas Competitive Electric Holdings Co., LLC, Series B, Sr. Notes
195	10.25%, 11/1/15(5)	204,262
		$2,074,888
Total Corporate Bonds & Notes (identified cost $64,631,712)		$62,446,474
Asset Backed Securities — 1.4%
Principal Amount (000's omitted)	Security	Value
$750	Alzette European CLO SA, Series 2004-1A, Class E2, 9.300%, 12/15/20(5)(8)	$680,422
760	Avalon Capital Ltd. 3, Series 1A, Class D, 5.043%, 2/24/19(5)(8)	540,292
1,000	Babson Ltd., Series 2005-1A, Class C1, 4.663%, 4/15/19(5)(8)	671,038
1,000	Bryant Park CDO Ltd., Series 2005-1A, Class C, 4.763%, 1/15/19(5)(8)	690,437
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 5.546%, 8/11/16(5)(8)	735,226
1,000	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 8.49%, 3/8/17(8)	752,670
750	Centurion CDO 9 Ltd., Series 2005-9A, Class Note, 9.35%, 7/17/19	520,008

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
$750	Comstock Funding Ltd., Series 2006-1A, Class D, 9.61%, 5/30/20(5)(8)	$483,013
1,500	Dryden Leveraged Loan, Series 2004-6A, Class C1, 5.801%, 7/30/16(5)(8)	1,066,414
1,000	First CLO, Ltd., Series 2004- 1A1, Class C, 5.207%, 7/27/16(5)(8)	734,488
1,000	Schiller Park CLO Ltd., Series 2007-1A, Class D, 7.107%, 4/25/21(5)(8)	649,640
Total Asset Backed Securities (identified cost $10,264,732)		$7,523,648
Common Stocks — 0.1%
Shares	Security	Value
Air Transport — 0.1%
22,932	Delta Air Lines, Inc.(6)	$195,151
		$195,151
Commercial Services — 0.0%
6,211	Environmental Systems Products Holdings, Inc.(4)(6)(7)	$0
		$0
Lodging and Casinos — 0.0%
28,848	Trump Entertainment Resorts, Inc.(6)	$80,486
		$80,486
Total Common Stocks (identified cost $1,164,106)		$275,637
Convertible Bonds — 0.1%
Principal Amount	Security	Value
Aerospace & Defense — 0.1%
$310,000	L-3 Communications Corp. 3.00%, 8/1/35(5)	$393,313
Total Convertible Bonds (identified cost $313,153)		$393,313

Convertible Preferred Stocks — 0.0%
Shares	Security	Value
Oil and Gas — 0.0%
1,007	Chesapeake Energy Corp., 4.50%	$129,651
		$129,651
Telecommunications — 0.0%
484	Crown Castle International Corp., 6.25% (PIK)	$28,072
		$28,072
Total Convertible Preferred Stocks (identified cost $120,732)		$157,723
Preferred Stocks — 0.1%
Shares	Security	Value
Commercial Services — 0.01%
6,211	Environmental Systems Products Holdings, Series A(4)(6)(7)	$558,928
Total Preferred Stocks (identified cost $108,693)		$558,928
Miscellaneous — 0.0%
Shares	Security	Value
Air Transport — 0.0%
1,000,000	Delta Air Lines, Inc., Escrow Certificate(6)	$20,000
Total Miscellaneous (identified cost $0)		$20,000
Closed-End Investment Companies — 2.4%
Shares	Security	Value
43,021	BlackRock Floating Rate Income Strategies Fund II, Inc.	$671,127
62,341	BlackRock Floating Rate Income Strategies Fund, Inc.	978,754
20,864	BlackRock Global Floating Rate Income Trust Fund	325,896
2,933	First Trust/Four Corners Senior Floating Rate Income Fund	42,440
126,490	First Trust/Four Corners Senior Floating Rate Income Fund II	1,892,290
911,533	ING Prime Rate Trust	5,414,506
98,332	LMP Corporate Loan Fund, Inc.	1,103,285
50,752	Nuveen Floating Rate Income Fund	577,558

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Shares	Security	Value
8,502	Nuveen Floating Rate Income Opportunity Fund	$95,902
23,445	Nuveen Senior Income Fund	162,943
136	PIMCO Floating Rate Income Fund	2,052
1,620	PIMCO Floating Rate Strategy Fund	22,664
292	Pioneer Floating Rate Trust	4,357
268,136	Van Kampen Senior Income Trust	1,710,708
Total Closed-End Investment Companies (identified cost $15,542,360)		$13,004,482
Short-Term Investments — 0.1%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 2.49%(9)	$501	$501,016
Total Short-Term Investments (identified cost $501,016)		$501,016
Total Investments — 173.5% (identified cost $1,004,119,064)		$925,223,410
Less Unfunded Loan Commitments — (1.4)%		$(7,080,131)
Net Investments — 172.1% (identified cost $997,038,933)		$918,143,279
Other Assets, Less Liabilities — 1.8%		$9,427,020
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (73.9)%		$(394,149,301)
Net Assets Applicable to Common Shares — 100.0%		$533,420,998

DIP - Debtor in Possession

PIK - Payment In Kind

REIT - Real Estate Investment Trust

EUR - Euro

GBP - British Pound Sterling

*  In U.S. dollars unless otherwise indicated.

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  This Senior Loan will settle after April 30, 2008, at which time the interest rate will be determined.

(3)  Unfunded or partially unfunded loan commitments. See Note 1G for description.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of the securities is $22,025,326 or 4.1% of the Trust's net assets.

(6)  Non-income producing security.

(7)  Restricted security.

(8)  Variable rate mortgage security. The stated interest rate represents the rate in effect at April 30, 2008.

(9)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2008.

(10)  Defaulted security. Currently the issuer is in default with respect to interest payments.

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Unaffiliated investments, at value (identified cost, $996,537,917)	$917,642,263
Affiliated investment, at value (identified cost, $501,016)	501,016
Cash	5,494,880
Foreign currency, at value (identified cost, $95,446)	94,900
Receivable for investments sold	13,216,699
Dividends and interest receivable	7,888,340
Interest receivable from affiliated investment	41,048
Receivable for open forward foreign currency contracts	272,726
Receivable for open swap contracts	11,905
Prepaid expenses	2,684,801
Total assets	$947,848,578
Liabilities
Payable for investments purchased	$19,596,867
Payable to affiliate for investment adviser fee	405,133
Payable to affiliate for Trustees' fees	1,768
Accrued expenses	274,511
Total liabilities	$20,278,279
Auction preferred shares (15,760 shares outstanding) at liquidation value plus cumulative unpaid dividends	$394,149,301
Net assets applicable to common shares	$533,420,998
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 33,600,821 shares issued and outstanding	$336,008
Additional paid-in capital	633,908,462
Accumulated net realized loss (computed on the basis of identified cost)	(22,936,046)
Accumulated undistributed net investment income	739,910
Net unrealized depreciation (computed on the basis of identified cost)	(78,627,336)
Net assets applicable to common shares	$533,420,998
Net Asset Value Per Common Share
($533,420,998 ÷ 33,600,821 common shares issued and outstanding)	$15.88

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Interest	$35,793,096
Dividends	590,092
Interest income allocated from affiliated investment	366,284
Expenses allocated from affiliated investment	(39,161)
Total investment income	$36,710,311
Expenses
Investment adviser fee	$3,475,634
Trustees' fees and expenses	10,920
Preferred shares remarketing agent fee	491,151
Custodian fee	110,179
Legal and accounting services	90,180
Printing and postage	45,500
Transfer and dividend disbursing agent fees	15,958
Interest expense	81,396
Miscellaneous	67,576
Total expenses	$4,388,494
Deduct — Reduction of investment adviser fee	$936,651
Reduction of custodian fee	766
Total expense reductions	$937,417
Net expenses	$3,451,077
Net investment income	$33,259,234
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(4,171,510)
Swap contracts	15,411
Foreign currency and forward foreign currency exchange contract transactions	(3,645,622)
Net realized loss	$(7,801,721)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(58,529,725)
Swap contracts	(37,492)
Foreign currency and forward foreign currency exchange contracts	836,426
Net change in unrealized appreciation (depreciation)	$(57,730,791)
Net realized and unrealized loss	$(65,532,512)
Distributions to preferred shareholders
From net investment income	(9,469,161)
Net decrease in net assets from operations	$(41,742,439)

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
From operations — Net investment income	$33,259,234	$73,053,413
Net realized loss from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(7,801,721)	(4,840,013)
Net change in unrealized appreciation (depreciation) of investments, swap contracts, and foreign currency and forward foreign currency exchange contracts	(57,730,791)	(24,014,466)
Distributions to preferred shareholders — From net investment income	(9,469,161)	(21,281,589)
Net increase (decrease) in net assets from operations	$(41,742,439)	$22,917,345
Distributions to common shareholders — From net investment income	$(23,050,163)	$(51,735,131)
Tax return of capital	—	(1,005,278)
Total distributions to common shareholders	$(23,050,163)	$(52,740,409)
Capital share transactions — Reinvestment of distributions to common shareholders	$—	$2,111,209
Total increase in net assets from capital share transactions	$—	$2,111,209
Net decrease in net assets	$(64,792,602)	$(27,711,855)
Net Assets Applicable to Common Shares
At beginning of period	$598,213,600	$625,925,455
At end of period	$533,420,998	$598,213,600
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$739,910	$—

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended April 30, 2008		Year Ended October 31,			Period Ended
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	October 31, 2004(1)(2)
Net asset value — Beginning of period (Common shares)	$17.800		$18.690	$18.740	$18.970	$19.100	(3)
Income (loss) from operations
Net investment income	$0.990		$2.177	$2.053	$1.547	$0.968
Net realized and unrealized gain (loss)	(1.942)		(0.861)	(0.026)	(0.193)	0.080
Distributions to preferred shareholders from net investment income	(0.282)		(0.634)	(0.558)	(0.354)	(0.132)
Total income (loss) from operations	$(1.234)		$0.682	$1.469	$1.000	$0.916
Less distributions to common shareholders
From net investment income	$(0.686)		$(1.542)	$(1.519)	$(1.230)	$(0.900)
Tax return of capital	—		(0.030)	—	—	—
Total distributions to common shareholders	$(0.686)		$(1.572)	$(1.519)	$(1.230)	$(0.900)
Preferred and Common shares offering costs charged to paid-in capital	$—		$—	$—	$—	$(0.027)
Preferred shares underwriting discounts	$—		$—	$—	$—	$(0.119)
Net asset value — End of period (Common shares)	$15.880		$17.800	$18.690	$18.740	$18.970
Market value — End of period (Common shares)	$14.960		$16.200	$18.240	$17.210	$19.940
Total Investment Return on Net Asset Value(4)	(6.74	)%(11)	3.93%	8.47%	5.57%	4.13	%(5)(11)
Total Investment Return on Market Value(4)	(3.35	)%(11)	(3.13)%	15.27%	(7.77)%	9.45	%(5)(11)

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended April 30, 2008		Year Ended October 31,			Period Ended
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	October 31, 2004(1)(2)
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000's omitted)	$533,421		$598,214	$625,925	$627,586	$633,584
Ratios (As a percentage of average daily net assets applicable to common shares):(6)
Expenses before custodian fee reduction(7)	1.29	%(8)	1.18%	1.17%	1.16%	1.08	%(8)
Net investment income	12.24	%(8)	11.79%	10.95%	8.18%	5.51	%(8)
Portfolio Turnover	13%		58%	51%	64%	95%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets applicable to common shares and preferred shares):(6)
Expenses before custodian fee reduction(7)	0.75	%(8)	0.72%	0.72%	0.72%	0.71	%(8)
Net investment income	7.11	%(8)	7.21%	6.73%	5.04%	3.63	%(8)
Senior Securities:
Total preferred shares outstanding	15,760		15,760	15,760	15,760	15,760
Asset coverage per preferred share(9)	$58,856		$63,001	$64,753	$64,853	$65,223
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000

(1)  Net investment income per share was computed using average common shares outstanding.

(2)  For the period from the start of business, November 28, 2003, to October 31, 2004.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholder from the $20.00 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all the distributions reinvested.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported with all distributions reinvested. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported with all distributions reinvested.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)  Annualized.

(9)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(10)  Plus accumulated and unpaid dividends.

(11)  Not annualized.

See notes to financial statements

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Senior Floating-Rate Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust's primary investment objective is to provide a high level of current income. The Trust may, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued on the basis of prices furnished by an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the following valuation techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior loans are valued in the same manner as Senior Loans.

Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of market valuations provided by dealers or pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Credit default swaps are valued by a broker-dealer (usually the counterparty to the agreement). Foreign forward currency exchange contracts are generally valued using prices supplied by a pricing vendor. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Trust may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2007, the Trust, for federal income tax purposes, had a capital loss carryforward of $14,592,850 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2012 ($5,860,075), October 31, 2013 ($4,807,956), October 31, 2014 ($1,142,602) and October 31, 2015 ($2,782,217).

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Trust's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trust. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Trust maintains with SSBT. All credit balances, if any, used to reduce the Trust's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. The commitments are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Trust enters into

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

agreements with service providers that may contain indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Trust enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Credit Default Swaps — The Trust may enter into credit default swap contacts to buy or sell protection against default on an individual issuer or a basket of issuers of bonds. When the Trust is a buyer of a credit default swap contract, the Trust is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Trust pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Trust would have spent the stream of payments and received no benefits from the contract. When the Trust is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligations. As the seller, the Trust effectively adds leverage to its portfolio because, in addition to its total net assets, the Trust is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Trust also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payment or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Trust segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on January 26, 2004 in a public offering. The underwriting discount and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 150% of the "AA" Financial Composite Commercial Paper Rate on the date of the auction.

The number of APS issued and outstanding as of April 30, 2008 is as follows:

APS Issued and Outstanding
Series A	3,940
Series B	3,940
Series C	3,940
Series D	3,940

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust's By-Laws and the 1940 Act. The Trust pays an annual fee equivalent to 0.25% of the liquidation value of the APS for the remarketing efforts associated with the APS auctions.

Effective April 11, 2008, the Trust's Trustees approved a committed financing arrangement (see Note 9) and the planned redemption of approximately two-thirds of the Trust's outstanding APS of each series at a liquidation price of $25,000 per share. The APS are expected to be redeemed at the next dividend payable date on or after May 1, 2008. As of May 27, 2008, 2,627 shares of each series of the Trust's APS were redeemed.

3  Distribution to Shareholders

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains, (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at April 30, 2008, and the amount of dividends paid (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the six months then ended were as follows:

Series	APS Dividend Rates at April 30, 2008	Dividends Paid to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges
A	3.64%	$2,299,457	4.70%	3.61% – 5.60%
B	3.64%	$2,321,645	4.74%	3.61% – 5.60%
C	3.61%	$2,414,473	4.93%	3.61% – 6.60%
D	3.86%	$2,433,586	4.97%	3.86% – 6.20%

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust's APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rate. The table above reflects such maximum dividend rate for each series as of April 30, 2008.

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.75% of the Trust's average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. The portion of the adviser fee payable by Cash Management on the Trust's investment of cash therein is credited against the Trust's adviser fee. For the six months ended April 30, 2008, the Trust's adviser fee totaled $3,511,932 of which $36,298 was allocated from Cash Management and $3,475,634 was paid or accrued directly by the Trust. EVM also serves as administrator of the Trust, but receives no compensation.

In addition, EVM has contractually agreed to reimburse the Trust for fees and other expenses at an annual rate of 0.20% of the Trust's average daily gross assets during the first five full years of the Trust's operations, 0.15% of the Trust's average daily gross assets in year six, 0.10% in year seven and 0.05% in year eight. Pursuant to this agreement, EVM waived $936,651 of its adviser fee for the six months ended April 30, 2008.

Except for Trustees of the Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $123,296,075 and $130,675,305, respectively, for the six months ended April 30, 2008.

6  Common Shares of Beneficial Interest

Common shares issued pursuant to the Trust's dividend reinvestment plan for the year ended October 31, 2007 were 112,331. There were no transactions in common shares for the six months ended April 30, 2008.

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Trust at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$997,523,484
Gross unrealized appreciation	$3,558,423
Gross unrealized depreciation	(82,938,628)
Net unrealized depreciation	$(79,380,205)

8  Restricted Securities

At April 30, 2008, the Trust owned the following securities (representing 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Preferred Stocks
Environmental Systems Products Holdings, Series A	10/25/07	6,211	$108,693	$558,928

9  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Net Unrealized Appreciation
5/30/08	Euro 33,441,486	United States Dollar 52,201,826	$188,827
5/30/08	British Pound Sterling 10,179,119	United States Dollar 20,206,366	83,899
			$272,726

Credit Default Swaps

Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000's) omitted)	Pay/ Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Lehman
Brothers, Inc.	Inergy, L.P.	Sell	$2,000	2.20%	3/22/10	$11,905

At April 30, 2008, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

10  Revolving Credit and Security Agreement

Effective April 11, 2008, the Trust entered into a Revolving Credit and Security Agreement (the Agreement) with conduit lenders and a bank to borrow up to an initial limit of $262,700,000 for a period of five years, the proceeds of which are intended to partially redeem the Trust's APS (see Note 2). The Agreement

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

provides for a renewable 364-day backstop financing arrangement, which ensures that alternate financing will continue to be available to the Trust should the conduits be unable to place their commercial paper. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the conduits' commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, the Trust pays a monthly program fee of 0.60% per annum on its outstanding borrowings to administer the facility and a monthly liquidity fee of 0.40% per annum on the borrowing limit under the Agreement. The Trust also paid a structuring fee of $2,627,000, which is included on the Statement of Assets and Liabilities and is being amortized to interest expense over a period of five years. The Trust is required to maintain certain net asset levels during the term of the Agreement. For the period from April 11, 2008 through April 30, 2008, the Trust did not incur any borrowings under the Agreement.

11  Risk Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

12  Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities ". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Trust's financial statement disclosures.

Eaton Vance Senior Floating-Rate Trust as of April 30, 2008

ANNUAL MEETING OF SHAREHOLDERS (Unaudited)

The Trust held its Annual Meeting of Shareholders on August 17, 2007. The following action was taken by the shareholders of the Trust:

Item 1: The election of Benjamin C. Esty, Allen R. Freedman and Lynn A. Stout as Class I Trustees of the Trust for a three-year term expiring in 2010, the election of Thomas E. Faust Jr. as Class II Trustee of the Trust for a one-year term expiring in 2008, and the election of Heidi L. Steiger as Class III Trust of the Trust for a two-year term expiring in 2009:

Nominee for Trustee	Number of Shares
Elected by All Shareholders	For	Withheld
Thomas E. Faust Jr.	30,607,015	292,137
Allen R. Freedman	30,596,014	303,138
Heidi L. Steiger	30,601,556	297,596
Lynn A. Stout	30,604,049	295,103
Nominee for Trustee	Number of Shares
Elected by APS Shareholders	For	Withheld
Benjamin C. Esty	12,582	360

Eaton Vance Senior Floating-Rate Trust

DIVIDEND REINVESTMENT PLAN

The Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions reinvested in common shares (the Shares) of the Trust. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by American Stock Transfer and Trust Company as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Trust's transfer agent, American Stock Transfer and Trust Company, or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, American Stock Transfer and Trust Company, at 1-866-706-0514.

Eaton Vance Senior Floating-Rate Trust

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account:

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Senior Floating-Rate Trust
c/o American Stock Transfer and Trust Company
P.O. Box 922
Wall Street Station
New York, NY 10269-0560

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company and has no employees.

Number of Shareholders

As of April 30, 2008, our records indicate that there are 14 registered shareholders and approximately 28,361 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

New York Stock Exchange symbol

The New York Stock Exchange symbol is EFR.

Eaton Vance Senior Floating-Rate Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Senior Floating-Rate Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement between the Eaton Vance Senior Floating-Rate Trust (the "Fund"), and Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior secured floating-rate loans. Specifically, the Board noted the experience of the Adviser's large group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Senior Floating-Rate Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2007 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized with and without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the adviser's profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund.

Eaton Vance Senior Floating-Rate Trust

INVESTMENT MANAGEMENT

Officers
Thomas E. Faust Jr.
President and Trustee
Peter M. Campo
Vice President
Scott H. Page
Vice President
Craig Russ
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

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Investment Adviser and Administrator of Eaton Vance Senior Floating-Rate Trust
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer &
Trust Company

Attn. Eaton Vance
59 Maiden Lane
Plaza Level
New York, NY 10038

Eaton Vance Senior Floating-Rate Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

2025-6/08  CE-FLRTSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below.  The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year.  In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Contract Review Committee except as contemplated under the Fund Policy.  The Board’s Contract Review Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services.  The investment adviser will generally vote proxies through the Agent.  The Agent is required to vote all proxies and/or refer then back to the investment adviser pursuant to the Policies.  It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent.  The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies.  The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies.  The investment adviser generally supports management on social and environmental proposals.  The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients.  The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personal of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists.  If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Contract Review Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Peter M. Campo, Scott H. Page, Craig P. Russ, and other Eaton Vance Management (“EVM”) investment professionals comprise the investment team responsible for the overall management of the Fund’s investments as well as allocations among the Fund’s three principal investment categories.

Mr. Campo joined Eaton Vance in 2003 and is a Vice President of EVM and Boston Management and Research, an Eaton Vance subsidiary (“BMR”). Mr. Russ has been with Eaton Vance since 1997 and is a Vice President of EVM and BMR. Mr. Page has been an Eaton Vance portfolio manager since 1996 and is a Vice President of EVM and BMR.  He is head of Eaton Vance’s Senior Loan Group. This information is provided as of the date of filing of this report.

The following tables show, as of the Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total assets of Accounts Paying a Performance Fee*
Peter M. Campo
Registered Investment Companies	1	$1,027.4	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Scott H. Page
Registered Investment Companies	11	$16,073.1	0	$0
Other Pooled Investment Vehicles	7	$6,387.5	6	$3,219.9
Other Accounts	2	$1,006.7	0	$0
Craig P. Russ
Registered Investment Companies	7	$12,236.4	0	$0
Other Pooled Investment Vehicles	1	$3,167.5	0	$0
Other Accounts	0	$0	0	$0

*In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.

The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of the Fund’s most recent fiscal year end.

Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund
Peter M. Campo	None
Scott H. Page	$100,001-$500,000
Craig P. Russ	None

Potential for Conflicts of Interest.  The portfolio managers manage multiple investment portfolios.  Conflicts of interest may arise between a portfolio manager’s management of the Fund and his or her management of these other investment portfolios. Potential areas of conflict may include allocation of a portfolio manager’s time, investment opportunities and trades among investment portfolios, including the Fund, personal securities transactions and use of Fund portfolio holdings information.   In addition,

some investment portfolios may compensate the investment adviser or sub-adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for a portfolio manager in the allocation of management time and investment opportunities.  EVM has adopted policies and procedures that it believes are reasonably designed to address these conflicts.  There is no guarantee that such policies and procedures will be effective or that all potential conflicts will be anticipated.

Portfolio Manager Compensation Structure

Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and/or restricted shares of EVC’s nonvoting common stock. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to all EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust, Jr.
President

Date:	June 10, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	June 10, 2008

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust, Jr.
President

Date:	June 10, 2008